Schedule of Portfolio Investments

Praxis Impact Bond Fund

March 31, 2026 (Unaudited)

ASSET BACKED SECURITIES - 6.6%	Coupon	Maturity	Principal Amount	Fair Value
Aligned Data Centers Issuer, LLC (a)	6.000%	08/17/48	$1,510,000	$1,517,058
Ameren Missouri Securitization Funding I, LLC	4.850%	10/01/39	2,986,811	2,980,482
American Tower Trust I (a)	3.652%	03/23/28	2,000,000	1,978,312
Bank of America Credit Card Trust	4.980%	11/15/28	4,116,000	4,142,194
Beacon Container Finance II, LLC (a)	2.250%	10/22/46	3,509,125	3,264,445
CLI Funding, LLC (a)	2.720%	01/18/47	885,189	812,800
CyrusOne Data Centers Issuer I, LLC (a)	4.500%	05/20/49	2,525,000	2,454,458
DB Master Finance, LLC (a)	2.493%	11/20/51	1,938,938	1,824,750
Duke Energy Florida Project Finance, LLC	3.112%	09/01/36	1,500,000	1,286,095
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,540,500
Duke Energy Progress NC Storm Funding, LLC (a)	5.070%	01/01/46	3,000,000	2,925,686
Duke Energy Progress SC Storm Funding, LLC	5.404%	03/01/44	621,719	623,936
Ford Credit Auto Owner Trust	4.050%	10/15/30	1,000,000	996,797
Golden Credit Card Trust (a)	1.140%	08/15/28	1,000,000	989,054
GoodLeap Sustainable Home Solutions Trust (a)	6.250%	06/20/57	1,458,654	1,416,134
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	706,050	626,764
Mosaic Solar Loans, LLC (a)	2.100%	04/20/46	549,569	484,558
Mosaic Solar Loans, LLC (a)	1.640%	04/22/47	605,268	497,552
PG&E Energy Recovery Funding, LLC	5.256%	01/15/38	1,000,000	1,028,401
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,633,000	1,203,616
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,482,876
PG&E Wildfire Recovery Funding, LLC	5.081%	06/01/41	1,000,000	974,589
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,116,119
PNM Energy Transition Bond Co. I, LLC	6.028%	08/15/48	500,000	521,429
SBA Tower Trust (a)	4.831%	10/15/29	1,750,000	1,755,073
SBA Tower Trust (a)	6.599%	11/15/52	880,000	894,879
Sunrun Artemis Issuer, LLC (a)	6.250%	07/30/59	2,428,809	2,412,214
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	3,770,134	3,765,111
Switch ABS Issuer, LLC (a)	6.280%	03/25/54	600,000	605,634
Switch ABS Issuer, LLC (a)	5.036%	03/25/55	1,500,000	1,445,167
TAL Advantage VII, LLC (a)	2.050%	09/20/45	1,499,453	1,437,282
Texas Electric Market Stabilization Funding N, LLC (a)	4.966%	02/01/44	4,195,000	4,010,172
Texas Electric Market Stabilization Funding N, LLC (a)	5.057%	08/01/46	4,730,000	4,456,334

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

ASSET BACKED SECURITIES - 6.6% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Textainer Marine Containers VII Ltd. (a)	1.680%	02/20/46	$890,000	$836,075
TIF Funding II, LLC (a)	1.650%	02/20/46	290,417	264,936
Toyota Auto Receivables Owner Trust	5.300%	05/15/26	186,131	186,748
Tribute Rail, LLC (a)	4.760%	05/17/52	1,589,850	1,588,921
Trinity Rail Leasing, L.P., Series 2021-1 (a)	2.260%	07/19/51	1,774,434	1,676,920
Trinity Rail Leasing, L.P. (a)	5.780%	05/19/54	2,800,729	2,801,309
Triton Container Finance VIII, LLC (a)	1.860%	03/20/46	3,570,750	3,299,396
Triton International Finance Funding III, LLC (a)	5.480%	05/22/34	1,275,000	1,275,347
Triumph Rail, LLC (a)	2.150%	06/19/51	1,570,465	1,520,280
USQ Rail III, LLC (a)	4.990%	09/28/54	702,581	687,684
Vantage Data Centers Issuer, LLC (a)	2.165%	10/15/46	2,300,000	2,263,276
Wendy's Funding, LLC (a)	3.884%	03/15/48	1,284,073	1,259,722
Wendy's Funding, LLC (a)	4.236%	03/15/52	1,203,125	1,178,632
TOTAL ASSET BACKED SECURITIES (COST $78,557,312)				$77,309,717

MUNICIPAL BONDS - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$520,000	$539,534
American National Global Funding (a)	4.875%	01/23/31	1,000,000	980,182
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	271,595
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,000,907
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,487,863
University of Texas, Permanent University Fund, Series 2017-A	3.376%	07/01/47	3,000,000	2,259,016
University of Texas, Rev., Series 2020 B	2.439%	08/15/49	1,875,000	1,138,198
University of Virginia, Rev., Series 2009	6.200%	09/01/39	2,000,000	2,172,497
TOTAL MUNICIPAL BONDS (COST $11,733,298)				$10,849,792

CORPORATE BONDS - 24.4%	Coupon	Maturity	Principal Amount	Fair Value
AUTOMOTIVE - 0.4%
BorgWarner, Inc.	2.650%	07/01/27	$601,000	$587,322
Honda Motor Co. Ltd.	2.967%	03/10/32	760,000	678,494
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,146,683

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 24.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
AUTOMOTIVE - 0.4% (Continued)
Toyota Motor Corp.	4.450%	06/30/30	$2,500,000	$2,502,086
				4,914,585
BANKING - 2.4%
American Express Co.	5.016%	04/25/31	500,000	508,325
Bank of America Corp., Series N (TSFR3M + 157.16) (b)	4.271%	07/23/29	1,000,000	995,924
Bank of America Corp., Series N	2.572%	10/20/32	1,500,000	1,334,578
Bank of America Corp., Series N	2.972%	02/04/33	1,000,000	905,213
Bank of America Corp., Series N	5.464%	05/09/36	500,000	509,972
Bank of Montreal	5.203%	02/01/28	1,750,000	1,776,247
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	2,000,000	2,005,114
Citigroup, Inc. (SOFR + 210.70) (b)	2.572%	06/03/31	2,000,000	1,833,360
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,553,080
JPMorgan Chase & Co. (SOFR + 151.00) (b)	2.739%	10/15/30	2,000,000	1,883,623
JPMorgan Chase & Co.	2.963%	01/25/33	1,000,000	907,223
JPMorgan Chase & Co.	5.572%	04/22/36	500,000	515,242
M&T Bank Corp.	4.553%	08/16/28	1,500,000	1,498,944
Mitsubishi UFJ Financial Group, Inc.	5.159%	04/24/31	2,500,000	2,535,577
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	1,000,000	1,024,726
State Street Corp.	7.350%	06/15/26	1,000,000	1,005,045
State Street Corp.	4.164%	08/04/33	1,000,000	964,712
Toronto-Dominion Bank, Series C	5.264%	12/11/26	2,000,000	2,013,448
UBS AG London	5.650%	09/11/28	550,000	567,578
US Bancorp, Series CC	5.083%	05/15/31	3,000,000	3,043,071
				28,381,002
BEVERAGES - 0.1%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	486,881
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	834,262
				1,321,143
BIOTECH & PHARMA - 0.3%
AbbVie, Inc.	2.950%	11/21/26	500,000	496,392
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,412,241
				2,908,633
CABLE & SATELLITE - 0.2%
Comcast Corp.	3.300%	04/01/27	500,000	495,119
Comcast Corp. (c)	4.650%	02/15/33	1,000,000	990,070

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 24.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CABLE & SATELLITE - 0.2% (Continued)
Comcast Corp.	2.937%	11/01/56	$672,000	$372,265
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	375,474
				2,232,928
CHEMICALS - 0.4%
Air Products and Chemicals, Inc.	4.850%	02/08/34	1,000,000	1,001,196
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,155,462
Ecolab, Inc.	4.800%	03/24/30	140,000	142,213
Ecolab, Inc.	2.750%	08/18/55	1,470,000	863,406
Nutrien Ltd.	5.875%	12/01/36	840,000	864,718
				4,026,995
CONSTRUCTION MATERIALS - 0.0% (d)
Owens Corning	3.950%	08/15/29	300,000	294,887

CONSUMER SERVICES - 3.8%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	1,008,921
California Endowment (The)	2.498%	04/01/51	4,500,000	2,646,701
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	510,224
Ford Foundation (The), Series 2017 (c)	3.859%	06/01/47	4,620,000	3,720,373
Ford Foundation (The), Series 2020	2.415%	06/01/50	235,000	139,096
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,292,776
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,833,552
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,392,358
Massachusetts Institute of Technology, Series D-2	3.959%	07/01/38	1,700,000	1,554,964
President & Fellows of Harvard College, Series 2024-A (c)	4.609%	02/15/35	2,000,000	1,976,621
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	2,823,539
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,600,000	963,016
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	3,200,000	2,422,893
Rockefeller Foundation (The)	2.492%	10/01/50	4,290,000	2,560,829
Stanford University California, Series 2017	3.647%	05/01/48	750,000	579,195
Stanford University California, Series 2020-A	2.413%	06/01/50	4,400,000	2,613,596

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 24.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONSUMER SERVICES - 3.8% (Continued)
Trustees of Princeton University (The)	2.516%	07/01/50	$6,650,000	$4,091,692
University of Notre Dame, Series 2017	3.394%	02/15/48	3,749,000	2,750,323
W.K. Kellogg Foundation Trust, Series 2020 (a)(c)	2.443%	10/01/50	7,223,000	4,269,912
Yale University	2.402%	04/15/50	8,765,000	5,152,052
				44,302,633
CONTAINERS & PACKAGING - 0.2%
CCL Industries, Inc. (a)	3.050%	06/01/30	1,750,000	1,633,011
Sonoco Products Co.	5.750%	11/01/40	1,000,000	996,369
				2,629,380
DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	834,735

ELECTRIC UTILITIES - 3.7%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,267,196
Avista Corp.	4.000%	04/01/52	1,000,000	749,520
Caledonia Generating, LLC (a)	1.950%	02/28/34	1,305,851	1,129,879
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	937,472
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	959,241
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,374,238
DTE Electric Co.	3.650%	03/01/52	750,000	543,847
DTE Energy Co., Series C	4.875%	06/01/28	1,500,000	1,513,463
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,546,461
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,711,839
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,130,843
Florida Power & Light Co.	3.700%	12/01/47	1,550,000	1,156,297
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,243,723
Georgia Power Co., Series 2016-A (c)	3.250%	04/01/26	1,000,000	1,000,000
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,221,688
Liberty Utilities Financial Services (a)	2.050%	09/15/30	1,355,000	1,215,923
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,349,616
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,433,908
National Rural Utilities	1.350%	03/15/31	2,000,000	1,710,968
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	1,500,000	1,349,190
Northern States Power Co.	2.900%	03/01/50	1,500,000	970,198
NSTAR Electric Co.	3.950%	04/01/30	600,000	589,040
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,230,476

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 24.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 3.7% (Continued)
NY State Electric & Gas (a)	5.650%	08/15/28	$1,650,000	$1,693,162
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,104,136
Public Service Co.	3.700%	06/15/28	2,250,000	2,220,187
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,470,349
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	799,497
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	439,039
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	756,726
Solar Star Funding, LLC (a)	3.950%	06/30/35	1,052,556	999,023
Solar Star Funding, LLC (a)	5.375%	06/30/35	324,183	324,137
Southern California Edison	4.050%	03/15/42	1,165,000	909,568
Topaz Solar Farms, LLC (a)	4.875%	09/30/39	183,183	166,308
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	443,736	439,592
Union Electric Co.	2.625%	03/15/51	2,000,000	1,176,811
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,286,643
				43,120,204
ELECTRICAL EQUIPMENT - 0.2%
Johnson Controls International plc	1.750%	09/15/30	1,800,000	1,597,649
Roper Technologies, Inc.	2.000%	06/30/30	440,000	392,678
				1,990,327
FOOD - 0.6%
Cargill, Inc. (a)	4.760%	11/23/45	1,500,000	1,327,623
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	2,022,047
Ingredion, Inc.	2.900%	06/01/30	1,000,000	936,862
Mars, Inc. (a)	4.650%	04/20/31	1,000,000	1,006,981
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,368,754
				6,662,267
GAS & WATER UTILITIES - 0.5%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,408,111
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,017,926
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	259,051
Southern California Gas Co., Series DDD (c)	5.450%	06/15/35	2,500,000	2,558,181
Spire Missouri, Inc.	5.150%	08/15/34	1,000,000	1,008,583
				6,251,852
HEALTH CARE FACILITIES & SERVICES - 0.1%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,484,391

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 24.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
HOME & OFFICE PRODUCTS - 0.1%
HNI Corp. (a)	5.125%	01/18/29	$1,000,000	$956,634

HOME CONSTRUCTION - 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	941,587

INSTITUTIONAL FINANCIAL SERVICES - 0.8%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,568,605
Goldman Sachs Group, Inc. (TSFR3M + 156.26) (b)	4.223%	05/01/29	1,000,000	994,357
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,457,687
Morgan Stanley, Series F	3.125%	07/27/26	2,000,000	1,993,092
Morgan Stanley, Series I	5.449%	07/20/29	1,000,000	1,017,829
Morgan Stanley, Series I (SOFR + 114.30) (b)	2.699%	01/22/31	1,250,000	1,160,654
Morgan Stanley, Series I	5.192%	04/17/31	1,000,000	1,014,893
				9,207,117
INSURANCE - 3.0%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,103,964
AIG Global Funding, Series 2024-1 (a)	5.200%	01/12/29	500,000	507,643
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	1,021,492
American National Group, Inc.	5.750%	10/01/29	1,850,000	1,869,083
Athene Global Funding (a)	5.583%	01/09/29	2,000,000	2,018,389
F&G Global Funding (a)	2.300%	04/11/27	535,000	521,651
Fidelity National Financial, Inc.	3.400%	06/15/30	1,000,000	940,270
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,290,747
GA Global Funding Trust (a)	2.250%	01/06/27	2,000,000	1,966,434
Horace Mann Educators Corp.	7.250%	09/15/28	965,000	1,019,132
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	2,500,000	1,684,980
Met Life Global Funding I (a)	5.150%	03/28/33	1,250,000	1,262,360
Mutual of Omaha Global, Series 2023-1 (a)	5.800%	07/27/26	385,000	386,802
Mutual of Omaha Global (a)	5.450%	12/12/28	365,000	372,679
New York Life Global Funding (a)	4.900%	06/13/28	3,000,000	3,037,155
Northwestern Mutual, Series 2023-3 (a)	4.900%	06/12/28	1,740,000	1,759,402
Pacific Life Global Funding II, Series 2021-1 (a)	1.450%	01/20/28	1,000,000	950,284
Peachtree Corners Funding Trust II (a)	6.012%	05/15/35	400,000	409,219
Pricoa Global Funding I (a)	5.100%	05/30/28	2,000,000	2,032,176
Primerica, Inc.	2.800%	11/19/31	1,000,000	894,254

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 24.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 3.0% (Continued)
Principal Financial Group, Inc.	3.700%	05/15/29	$1,250,000	$1,219,682
Protective Life Global Funding (a)	5.209%	04/14/26	1,000,000	1,000,388
Prudential Funding Asia plc	3.125%	04/14/30	750,000	713,569
RGA Global Funding (a)	5.500%	01/11/31	2,000,000	2,055,559
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,193,185
Sammons Financial Group, Inc. (a)	6.875%	04/15/34	1,000,000	1,058,766
Trustage Financial Group, Inc. (a)	4.625%	04/15/32	400,000	382,353
Western-Southern Global Funding (a)	4.900%	05/01/30	3,000,000	3,017,591
				35,689,209
LEISURE FACILITIES & SERVICES - 0.2%
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	991,081
Starbucks Corp.	2.450%	06/15/26	1,000,000	996,215
				1,987,296
MACHINERY - 0.3%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	673,579
John Deere Capital Corp.	1.750%	03/09/27	250,000	244,578
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,228,654
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,703,825
				3,850,636
MEDICAL EQUIPMENT & DEVICES - 0.1%
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,156,158

PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	927,664

PIPELINES - 0.1%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,200,000	957,983

REITS - 2.8%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	600,383
Agree Ltd. Partnership	4.800%	10/01/32	715,000	709,869
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	845,304
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	1,250,000	1,182,087
American Homes 4 Rent, L.P. (c)	5.500%	02/01/34	2,000,000	2,017,500
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,241,737
Camden Property Trust	2.800%	05/15/30	1,500,000	1,400,694

Schedule of Portfolio Investments

(Continued) Praxis Impact Bond Fund

CORPORATE BONDS - 24.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REITS - 2.8% (Continued)
Cousins Properties, L.P.	5.375%	02/15/32	$1,650,000	$1,660,265
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,289,873
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,243,775
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,318,725
ESSEX Portfolio, L.P.	5.500%	04/01/34	250,000	253,137
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,522,847
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,424,821
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,626,880
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,367,626
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,731,120
Ontario Teachers Cadillac Fairview Properties Trust (a)	2.500%	10/15/31	1,255,000	1,109,765
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,422,328
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,484,071
Realty Income Corp.	4.700%	12/15/28	1,000,000	1,005,621
Regency Centers, L.P.	5.000%	07/15/32	348,000	350,589
Rexford Industrial Realty, L.P.	5.000%	06/15/28	500,000	504,678
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,517,617
Sun Communities Operating, L.P.	2.700%	07/15/31	500,000	447,242
UDR, Inc.	1.900%	03/15/33	1,500,000	1,227,384
WP Carey, Inc.	2.450%	02/01/32	1,500,000	1,306,171
				32,812,109
RETAIL - CONSUMER STAPLES - 0.1%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	928,494
Walmart, Inc.	1.800%	09/22/31	500,000	442,948
				1,371,442
RETAIL - DISCRETIONARY - 0.2%
Home Depot, Inc. (The)	3.625%	04/15/52	1,000,000	713,775
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	885,797
Lowe's Cos., Inc.	3.000%	10/15/50	500,000	308,931
Lowe's Cos., Inc.	5.625%	04/15/53	1,000,000	945,373
				2,853,876
SEMICONDUCTORS - 0.1%
Intel Corp.	4.150%	08/05/32	1,000,000	953,372
Intel Corp.	3.734%	12/08/47	1,000,000	698,772
				1,652,144

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 24.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SOFTWARE - 0.3%
Microsoft Corp.	2.525%	06/01/50	$4,500,000	$2,698,222
Microsoft Corp.	2.921%	03/17/52	1,000,000	643,128
				3,341,350
SPECIALTY FINANCE - 0.9%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	953,285
Community Preservation Corp. (The)	2.867%	02/01/30	2,500,000	2,314,232
GABX Leasing, LLC (a)	4.625%	04/15/31	2,000,000	1,971,628
Low Income Investment Fund	3.386%	07/01/26	115,000	114,666
Low Income Investment Fund, Series 2019	3.711%	07/01/29	1,985,000	1,919,244
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,737,019
				10,010,074
TECHNOLOGY HARDWARE - 0.4%
Apple, Inc.	3.000%	06/20/27	1,000,000	989,210
Apple, Inc.	2.650%	05/11/50	1,000,000	611,873
Apple, Inc.	2.650%	02/08/51	2,000,000	1,210,398
HP, Inc.	4.750%	01/15/28	1,100,000	1,104,807
HP, Inc.	4.000%	04/15/29	915,000	899,037
				4,815,325
TECHNOLOGY SERVICES - 0.1%
Experian Finance plc (a)	2.750%	03/08/30	635,000	593,541
Moody's Corp.	3.250%	05/20/50	500,000	329,524
Moody's Corp.	3.750%	02/25/52	1,000,000	721,552
				1,644,617
TELECOMMUNICATIONS - 0.6%
AT&T, Inc.	5.250%	03/01/37	500,000	496,918
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,680,463
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	990,436
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	877,355
Verizon Communications, Inc.	5.875%	11/30/55	2,000,000	1,945,346
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,055,700
				7,046,218
TRANSPORTATION & LOGISTICS - 0.9%
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	2,078,000	2,157,749
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,600,597
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	920,058
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	962,466

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 24.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TRANSPORTATION & LOGISTICS - 0.9% (Continued)
Penske Truck Leasing Co. (a)	5.750%	05/24/26	$500,000	$500,369
TTX Co. (a)	4.600%	02/01/49	280,000	241,256
TTX Co. (a)	5.650%	12/01/52	500,000	499,362
Union Pacific Corp.	4.950%	09/09/52	2,000,000	1,794,018
United Parcel Service, Inc.	5.950%	05/14/55	2,000,000	2,019,983
				10,695,858
TRANSPORTATION EQUIPMENT - 0.1%
Ryder System, Inc.	5.650%	03/01/28	1,250,000	1,276,611

WHOLESALE - CONSUMER STAPLES - 0.1%
Sysco Corp.	2.400%	02/15/30	1,750,000	1,603,108

TOTAL CORPORATE BONDS (COST $316,496,767)				$286,152,978

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	$1,200,000	$1,160,710
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	450,000	442,866
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	1,800,000	1,756,214
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	550,000	528,364
Calvert Impact Capital, Inc. (e)	4.500%	06/14/30	1,800,000	1,707,385
Calvert Impact Capital, Inc. (e)	4.500%	12/13/30	1,000,000	949,115
Calvert Impact Climate, Inc. (e)	5.500%	12/15/53	985,802	871,483
Capital Impact Partners Investment (e)	4.500%	06/15/26	1,800,000	1,801,509
Capital Impact Partners Investment (e)	5.000%	12/15/26	500,000	501,227
TOTAL CORPORATE NOTES (COST $10,085,802)				$9,718,873

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 6.2%	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 6.2%
African Development Bank	3.500%	09/18/29	$2,000,000	$1,974,651
Asian Development Bank	3.125%	09/26/28	1,000,000	983,359
Central American Bank (a)	3.750%	01/22/29	200,000	198,408
European Investment Bank	2.125%	04/13/26	1,000,000	999,345
European Investment Bank	2.375%	05/24/27	4,000,000	3,935,538
European Investment Bank	4.375%	10/10/31	5,000,000	5,085,416
Inter-American Development Bank	0.625%	09/16/27	7,000,000	6,684,902
Inter-American Development Bank	3.500%	04/12/33	3,000,000	2,867,728
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,771,076
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,975,153
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,966,851
International Bank for Reconstruction & Development	4.625%	08/01/28	6,000,000	6,106,647
International Bank for Reconstruction & Development	4.750%	11/14/33	6,000,000	6,206,551
International Development Association (a)	0.876%	04/28/26	2,000,000	1,995,505
International Development Association (a)	4.500%	02/12/35	4,000,000	4,044,733
International Finance Corp., Series GMTN	2.126%	04/07/26	3,000,000	2,998,888
International Finance Corp., Series 2622	4.375%	01/15/27	1,000,000	1,003,961
International Finance Corp., Series 2853	3.500%	01/22/29	4,000,000	3,964,776
Kreditanstalt Fur Wiederafbau	3.500%	08/09/28	6,000,000	5,959,201
Kreditanstalt Fur Wiederafbau	4.375%	02/28/34	7,500,000	7,574,564
TOTAL FOREIGN GOVERNMENTS (COST $72,581,587)				$72,297,253

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0% (d)	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3 (COST $33,471)	0.000%	10/17/45	$32,965	$32,760

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 59.3%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 0.6%
DFC	4.283%	09/15/26	$83,333	$83,333
DFC	1.590%	04/15/28	2,000,000	1,927,016
DFC	1.650%	04/15/28	3,500,000	3,401,013
DFC	3.130%	04/15/28	1,000,000	982,951
DFC	3.540%	06/15/30	250,017	245,222
DFC	3.520%	09/20/32	464,286	450,929
				7,090,464
FEDERAL FARM CREDIT BANK - 0.3%
FFCB	1.950%	08/13/40	4,937,000	3,343,486

FEDERAL HOME LOAN BANK - 6.6%
FHLB	4.125%	01/15/27	7,000,000	7,019,962
FHLB	4.250%	12/10/27	11,000,000	11,078,221
FHLB	4.500%	03/10/28	3,000,000	3,036,392
FHLB	4.000%	06/30/28	3,200,000	3,217,652
FHLB	3.250%	11/16/28	13,000,000	12,816,565
FHLB	5.500%	07/15/36	23,620,000	25,716,947
FHLB	2.590%	03/19/40	4,000,000	3,032,234
FHLB	2.340%	03/26/40	1,000,000	738,233
FHLB	2.070%	06/29/40	1,715,000	1,209,981
FHLB	2.010%	07/16/40	2,685,000	1,873,246
FHLB	5.250%	03/11/44	7,200,000	7,340,856
				77,080,289
FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.8%
FHLMC	2.875%	04/25/26	279,547	278,768
FHLMC	6.000%	04/01/27	5,730	5,847
FHLMC	2.500%	10/01/27	48,822	48,267
FHLMC	2.738%	04/25/29	1,221,214	1,196,725
FHLMC	2.939%	04/25/29	7,000,000	6,732,079
FHLMC	2.412%	08/25/29	5,780,000	5,475,021
FHLMC	7.000%	02/01/30	5,282	5,552
FHLMC	1.234%	02/25/30	931,590	874,798
FHLMC	1.297%	06/25/30	13,000,000	11,565,811
FHLMC	7.500%	07/01/30	6,672	6,800
FHLMC	1.406%	08/25/30	2,000,000	1,780,194
FHLMC	1.503%	09/25/30	5,324,300	4,751,815

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 59.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.8% (Continued)
FHLMC	1.487%	11/25/30	$16,167,800	$14,328,834
FHLMC	1.878%	01/25/31	2,720,745	2,453,485
FHLMC	2.000%	01/25/31	3,328,000	3,047,015
FHLMC	7.000%	03/01/31	10,202	10,724
FHLMC	1.777%	10/25/31	5,000,000	4,397,235
FHLMC	2.154%	10/25/31	4,000,000	3,581,418
FHLMC	2.091%	11/25/31	11,700,000	10,383,556
FHLMC	2.127%	11/25/31	9,000,000	8,030,093
FHLMC	2.347%	11/25/31	17,900,000	16,142,915
FHLMC	2.250%	01/25/32	9,000,000	8,043,396
FHLMC	2.350%	03/25/32	14,930,000	13,378,203
FHLMC	2.450%	04/25/32	7,100,000	6,387,866
FHLMC	2.580%	05/25/32	5,013,000	4,533,611
FHLMC	2.650%	05/25/32	12,450,000	11,280,915
FHLMC	6.250%	07/15/32	7,050,000	7,867,139
FHLMC	3.123%	08/25/32	5,710,000	5,297,230
FHLMC	3.000%	11/01/32	239,112	231,543
FHLMC	3.000%	11/01/32	180,889	175,235
FHLMC	2.459%	07/25/33	3,000,000	2,553,467
FHLMC	5.500%	11/01/33	10,842	10,920
FHLMC (H15T1Y + 223.10) (b)	6.231%	05/01/34	13,443	13,792
FHLMC	1.783%	06/25/34	2,084,061	1,735,284
FHLMC	2.797%	08/25/34	5,000,000	4,391,955
FHLMC	5.000%	07/01/35	29,223	29,406
FHLMC	4.500%	10/01/35	42,879	42,490
FHLMC	2.438%	02/25/36	4,000,000	3,302,181
FHLMC	5.500%	03/01/36	12,565	12,982
FHLMC	1.500%	04/01/36	3,797,893	3,426,978
FHLMC	5.500%	06/01/36	17,107	17,675
FHLMC	6.000%	06/01/36	16,961	17,606
FHLMC	2.361%	10/25/36	18,750,000	15,143,419
FHLMC	5.500%	12/01/36	14,249	14,722
FHLMC	2.000%	02/01/37	3,079,501	2,834,973
FHLMC	6.000%	08/01/37	6,402	6,705
FHLMC	5.000%	03/01/38	75,920	76,821

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 59.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.8% (Continued)
FHLMC	0.000%	11/15/38	$4,331,000	$2,384,105
FHLMC	4.500%	06/01/39	80,044	79,316
FHLMC	5.000%	06/01/39	120,882	122,321
FHLMC	4.500%	07/01/39	78,776	78,059
FHLMC	4.500%	11/01/39	71,981	71,326
FHLMC	4.500%	09/01/40	114,271	113,230
FHLMC	4.500%	05/01/41	229,828	227,735
FHLMC	4.500%	07/01/41	244,245	242,021
FHLMC	5.000%	09/01/41	99,496	100,681
FHLMC	3.500%	10/01/41	121,799	115,701
FHLMC	4.000%	10/01/41	133,800	129,379
FHLMC	3.500%	02/01/42	215,801	204,171
FHLMC	4.000%	02/01/42	56,636	54,768
FHLMC	3.500%	06/01/42	256,699	242,944
FHLMC	3.500%	06/01/42	254,773	240,884
FHLMC	3.500%	08/01/42	301,059	284,460
FHLMC	3.000%	11/01/42	580,390	532,445
FHLMC	3.000%	01/01/43	332,933	305,325
FHLMC	3.000%	05/01/43	433,130	396,872
FHLMC	3.500%	10/01/44	253,176	238,056
FHLMC	3.500%	11/01/44	231,147	217,319
FHLMC	3.500%	04/01/45	291,242	273,469
FHLMC	3.000%	05/01/46	502,564	453,729
FHLMC	3.000%	12/01/46	1,237,909	1,118,837
FHLMC	3.500%	03/01/48	1,358,031	1,272,386
FHLMC	3.500%	03/01/49	380,244	353,224
FHLMC	3.500%	07/01/49	608,085	563,851
FHLMC	3.000%	09/01/49	723,487	644,728
FHLMC	3.000%	07/01/50	1,787,054	1,575,848
FHLMC	2.000%	08/01/50	2,641,618	2,152,525
FHLMC	2.050%	08/19/50	2,500,000	1,341,360
FHLMC	1.500%	11/01/50	6,912,478	5,360,383
FHLMC	2.000%	01/01/51	6,502,344	5,293,045
FHLMC	2.500%	04/01/51	6,365,479	5,396,809
FHLMC	2.000%	08/01/51	2,709,108	2,197,634

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 59.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.8% (Continued)
FHLMC	2.500%	09/01/51	$2,492,276	$2,103,454
FHLMC	2.000%	01/01/52	4,806,791	3,889,229
FHLMC	2.500%	02/01/52	5,275,047	4,465,642
FHLMC	2.000%	04/01/52	4,017,310	3,249,422
FHLMC	3.000%	04/01/52	4,602,811	4,052,015
FHLMC	2.500%	05/01/52	5,591,483	4,730,014
FHLMC	3.000%	05/01/52	7,857,377	6,917,121
FHLMC	3.000%	07/01/52	14,613,909	12,863,269
FHLMC	4.000%	07/01/52	4,707,640	4,462,648
FHLMC	4.000%	08/01/52	4,766,403	4,507,018
FHLMC	3.500%	09/01/52	10,510,713	9,647,316
FHLMC	4.500%	09/01/52	7,911,266	7,672,931
FHLMC	4.000%	10/01/52	9,619,022	9,090,333
FHLMC	5.500%	05/01/53	5,074,786	5,116,925
				303,069,749
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.5%
FNMA	2.910%	04/01/26	3,000,000	2,992,062
FNMA	2.500%	09/01/27	46,991	46,463
FNMA	0.750%	10/08/27	8,000,000	7,639,801
FNMA	2.500%	11/01/27	83,095	82,074
FNMA	2.500%	01/01/28	56,735	55,979
FNMA (b)	3.312%	06/25/28	1,573,117	1,549,344
FNMA	3.560%	09/25/28	2,816,961	2,781,780
FNMA	2.530%	05/01/29	3,949,068	3,768,766
FNMA	2.522%	08/27/29	4,768,698	4,533,201
FNMA	0.875%	08/05/30	24,000,000	21,093,288
FNMA	6.625%	11/15/30	12,750,000	14,171,859
FNMA (b)	1.468%	11/25/30	3,000,000	2,657,374
FNMA	1.208%	12/25/30	4,000,000	3,481,046
FNMA (b)	1.391%	12/25/30	4,367,316	3,886,124
FNMA	1.245%	01/25/31	16,000,000	14,023,325
FNMA	1.410%	02/01/31	3,000,000	2,637,905
FNMA	1.375%	03/25/31	1,000,000	877,764
FNMA	1.820%	06/01/31	2,000,000	1,769,548
FNMA	1.531%	09/25/31	1,125,000	989,661

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 59.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.5% (Continued)
FNMA	2.000%	01/01/32	$616,758	$586,530
FNMA	3.759%	08/25/32	9,947,159	9,619,912
FNMA	1.684%	11/25/32	5,000,000	4,272,653
FNMA	3.000%	12/01/32	271,842	262,000
FNMA	4.500%	04/25/33	2,000,000	2,004,325
FNMA	6.000%	10/01/33	7,308	7,450
FNMA	5.500%	02/01/34	13,233	13,529
FNMA (H15T1Y + 211.70) (b)	5.842%	05/01/34	11,587	11,738
FNMA	6.000%	11/01/34	30,088	31,133
FNMA	5.500%	01/01/35	19,588	20,079
FNMA	2.500%	02/01/35	712,699	673,782
FNMA	5.000%	10/01/35	24,889	25,118
FNMA	5.500%	10/01/35	34,645	35,751
FNMA	6.000%	10/01/35	16,189	16,601
FNMA	5.500%	06/01/36	8,766	9,023
FNMA	6.000%	06/01/36	9,412	9,873
FNMA	5.500%	11/01/36	13,531	13,963
FNMA (RFUCCT1Y + 156.50) (b)	5.690%	05/01/37	1,738	1,753
FNMA	5.625%	07/15/37	14,250,000	15,509,946
FNMA	2.500%	10/25/37	1,261,009	1,119,795
FNMA	4.500%	09/01/40	66,037	65,354
FNMA	4.500%	10/01/40	65,314	64,639
FNMA	4.000%	12/01/40	179,566	172,581
FNMA	4.000%	01/01/41	120,265	116,155
FNMA	3.500%	02/01/41	181,482	172,223
FNMA	4.000%	10/01/41	92,157	89,007
FNMA	4.000%	11/01/41	108,652	104,937
FNMA	4.000%	12/01/41	129,842	125,403
FNMA	4.000%	12/01/41	180,600	174,368
FNMA	4.000%	01/01/42	412,515	400,480
FNMA	3.500%	05/01/42	217,023	205,007
FNMA	3.000%	06/01/42	409,219	374,956
FNMA	3.000%	08/01/42	286,312	262,340
FNMA	3.000%	08/01/42	330,765	303,071
FNMA	3.500%	12/01/42	436,910	412,583

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 59.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.5% (Continued)
FNMA	3.000%	06/01/43	$375,520	$343,842
FNMA	4.000%	12/01/44	489,445	471,790
FNMA	3.500%	05/01/45	572,423	538,976
FNMA	3.000%	04/01/46	488,637	441,976
FNMA	3.500%	11/01/46	819,325	769,357
FNMA	4.000%	10/01/48	373,315	357,474
FNMA	4.000%	11/01/48	1,069,025	1,017,508
FNMA	3.500%	05/01/49	306,614	284,373
FNMA	4.000%	06/01/49	472,841	447,864
FNMA	3.500%	08/01/49	1,245,962	1,154,727
FNMA	3.000%	09/01/49	696,229	620,437
FNMA	3.000%	06/01/50	1,441,521	1,280,998
FNMA	2.500%	07/01/50	2,403,490	2,045,203
FNMA	2.500%	08/01/50	1,701,305	1,446,298
FNMA	3.000%	08/01/50	2,547,183	2,261,163
FNMA	2.000%	11/01/50	4,383,997	3,570,498
FNMA	2.000%	01/01/51	7,841,049	6,382,783
FNMA	2.000%	02/01/51	4,655,824	3,787,029
FNMA	2.500%	04/01/51	12,906,534	10,942,413
FNMA	2.000%	08/01/51	11,055,421	8,968,186
FNMA	2.000%	11/01/51	4,600,428	3,727,105
FNMA	2.500%	12/01/51	7,405,044	6,260,164
FNMA	2.500%	05/01/52	4,786,325	4,050,405
FNMA	3.500%	05/01/52	6,541,850	6,004,197
FNMA	3.500%	05/01/52	13,558,469	12,444,759
FNMA	3.000%	07/01/52	4,064,223	3,577,374
FNMA	4.500%	07/01/52	11,273,833	10,914,473
FNMA	4.500%	08/01/52	5,289,667	5,125,424
FNMA	3.500%	09/01/52	4,050,119	3,717,004
FNMA	4.000%	09/01/52	11,795,886	11,179,864
FNMA	4.500%	10/01/52	6,045,252	5,863,758
FNMA	5.000%	04/01/53	8,544,591	8,467,610
FNMA	5.000%	06/01/53	3,444,293	3,412,024
FNMA	5.000%	10/01/53	5,844,883	5,784,727
				263,987,205

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 59.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.5%
GNMA	7.000%	12/20/30	$3,560	$3,665
GNMA	7.000%	10/20/31	3,085	3,239
GNMA	7.000%	03/20/32	13,899	14,309
GNMA (H15T1Y + 150.00) (b)	5.625%	01/20/34	9,258	9,367
GNMA	5.500%	10/20/38	4,388	4,388
GNMA	6.500%	11/20/38	2,686	2,763
GNMA	2.500%	12/20/50	12,811,756	11,029,622
GNMA	3.500%	08/20/52	3,387,391	3,129,905
GNMA	3.500%	11/20/52	4,014,874	3,712,021
				17,909,279
SMALL BUSINESS ADMINISTRATION - 0.0% (d)
SBA (Prime - 2.65) (b)	4.850%	02/25/32	3,551	3,532

TENNESSEE VALLEY AUTHORITY - 2.0%
TVA	4.250%	09/15/52	5,000,000	4,220,280
TVA	5.250%	02/01/55	5,500,000	5,416,816
TVA	4.625%	09/15/60	4,000,000	3,522,665
TVA	4.250%	09/15/65	13,000,000	10,629,930
				23,789,691
TOTAL U.S. GOVERNMENT AGENCIES (COST $715,260,746)				$696,273,695

MONEY MARKET FUNDS - 1.4%	Shares	Fair Value
First American Government Obligations Fund - Class X, 3.58% (f) (COST $16,905,119)	16,905,119	$16,905,119

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.0%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (f)(g) (COST $11,391,093)	11,391,093	$11,391,093

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

INVESTMENT COMPANIES - 0.3%	Shares	Fair Value
Impax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,201,832

TOTAL INVESTMENTS - (COST $1,237,244,431) - 100.9%		$1,184,133,112

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%)		(10,867,162)

NET ASSETS - 100.0%		$1,173,265,950

(a)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of March 31, 2026, these securities have a value of $117,207,987 or 10.0% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $11,180,254.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$1,200,000	$1,160,710	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	442,866	0.0	%(d)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,800,000	1,756,214	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	550,000	528,364	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	1,800,000	1,707,385	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	1,000,000	949,115	0.1%
Calvert Impact Climate, Inc., 5.500%, 12/15/53	10/13/23	985,802	871,483	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	1,800,000	1,801,509	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	501,227	0.0	%(d)
		$10,085,802	$9,718,873	0.8%

(f)	The rate shown is the 7-day effective yield as of March 31, 2026.
(g)	The security was purchased with cash collateral received from securities on loan.

GMTN - Global Medium-Term Note

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year plc - Public Liability Company

REIT - Real Estate Investment Trust

RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

Schedule of Portfolio Investments

Praxis International Index Fund

March 31, 2026 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Fair Value
AUSTRALIA - 3.8%
ANZ Group Holdings Ltd.	40,646	$1,022,054
BlueScope Steel Ltd.	21,201	383,751
Brambles Ltd.	133,068	2,088,407
Commonwealth Bank of Australia - ADR (a)	2,357	278,173
Commonwealth Bank of Australia	30,237	3,540,960
Computershare Ltd.	20,272	399,814
CSL Ltd. - ADR	10,020	245,991
CSL Ltd.	3,640	357,517
Dexus	232,164	957,146
Goodman Group	44,189	793,347
GPT Group (The)	90,335	285,732
Mirvac Group	249,710	308,532
National Australia Bank Ltd.	36,653	1,060,213
Scentre Group	626,316	1,445,117
SEEK Ltd.	39,173	384,939
Stockland	177,423	532,594
Transurban Group	324,582	3,166,247
Vicinity Centres	397,679	648,770
Wesfarmers Ltd.	32,429	1,655,695
Westpac Banking Corp.	37,991	1,049,892
Woodside Energy Group Ltd.	57,213	1,358,096
		21,962,987
AUSTRIA - 0.3%
Erste Group Bank AG	5,331	575,859
Verbund AG	6,899	527,195
voestalpine AG	12,072	535,636
		1,638,690
BELGIUM - 0.9%
Elia Group S.A. / N.V.	4,796	736,631
KBC Group N.V.	12,677	1,551,499
Sofina S.A. (b)	1,200	291,379
UCB S.A.	9,252	2,787,482
		5,366,991
BERMUDA - 0.7%
Credicorp Ltd.	9,750	3,307,005

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
BERMUDA - 0.7% (Continued)
Orient Overseas International Ltd.	34,000	$606,387
		3,913,392
BRAZIL - 1.4%
Banco do Brasil S.A. - ADR (a)	196,076	882,342
Banco Santander Brasil S.A. - ADR (a)	65,143	386,298
MBRF Global Foods Co. S.A. - ADR	1	4
Suzano S.A. - ADR	82,037	821,190
Telefónica Brasil S.A. - ADR (a)	259,146	4,123,013
TIM S.A. - ADR (a)	72,269	1,914,406
		8,127,253
CANADA - 7.7%
Agnico Eagle Mines Ltd.	2,236	453,863
Bank of Montreal	17,350	2,348,149
Bank of Nova Scotia (The)	10,199	706,893
Brookfield Corp.	8,766	354,760
Cameco Corp.	10,507	1,141,165
Canadian Imperial Bank of Commerce (a)	25,453	2,411,672
Canadian National Railway Co.	15,841	1,627,979
Canadian Pacific Kansas City Ltd.	16,665	1,310,869
CGI, Inc.	8,100	592,110
Dollarama, Inc.	5,705	700,035
Franco-Nevada Corp.	12,999	3,211,403
Gildan Activewear, Inc.	18,362	1,021,845
Manulife Financial Corp.	75,463	2,598,946
National Bank of Canada	10,002	1,294,010
Nutrien Ltd.	7,659	577,948
Pembina Pipeline Corp. (a)	39,276	1,757,994
RB Global, Inc.	6,407	614,111
Restaurant Brands International, Inc.	11,589	856,427
Royal Bank of Canada	26,330	4,259,667
Shopify, Inc. - Class A (b)	16,669	1,977,277
Stantec, Inc.	7,587	655,517
Sun Life Financial, Inc.	28,402	1,776,829
Teck Resources Ltd. - Class B	42,461	2,197,357
Thomson Reuters Corp.	17,868	1,607,763
Toronto-Dominion Bank (The)	23,372	2,180,841

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
CANADA - 7.7% (Continued)
Wheaton Precious Metals Corp.	37,004	$4,847,894
WSP Global, Inc.	5,799	902,330
		43,985,654
CAYMAN ISLANDS - 3.9%
Alibaba Group Holding Ltd. - ADR (a)	41,484	5,204,583
Baidu, Inc. - ADR (a)(b)	2,906	323,786
BeOne Medicines Ltd. - ADR (b)	2,287	679,170
China Literature Ltd. (b)	97,400	319,297
CK Asset Holdings Ltd.	133,000	761,020
ENN Energy Holdings Ltd.	60,300	491,001
Hansoh Pharmaceutical Group Co. Ltd.	102,000	466,913
JD Health International, Inc. (b)	50,500	308,255
Meituan - ADR (a)(b)	7,662	167,644
NetEase, Inc. - ADR	13,899	1,555,854
Shenzhou International Group Holdings Ltd.	61,800	377,620
Tencent Holdings Ltd. - ADR	114,280	7,224,782
Trip.com Group Ltd. - ADR (a)(b)	19,946	993,111
Vipshop Holdings Ltd. - ADR	21,137	332,274
WuXi Biologics Cayman, Inc. (b)	288,500	1,240,727
Xiaomi Corp. - ADR (a)(b)	56,711	1,173,918
XPeng, Inc. - ADR (a)(b)	27,625	472,664
		22,092,619
CHILE - 0.3%
Banco de Chile - ADR	18,637	690,315
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	12,932	1,046,716
		1,737,031
CHINA - 3.2%
Agricultural Bank of China Ltd. - H Shares	2,216,000	1,585,160
ANTA Sports Products Ltd.	61,600	602,198
Bank of China Ltd. - H Shares	3,583,000	2,287,938
BYD Co. Ltd. - ADR (a)	35,840	488,499
BYD Co. Ltd. - H Shares	49,500	676,750
China CITIC Bank Corp. Ltd. - H Shares	1,185,000	1,200,339
China Merchants Bank Co. Ltd. - H Shares	83,000	527,416
China Minsheng Banking Corp. Ltd. - H Shares	1,287,000	605,287
COSCO SHIPPING Holdings Co. Ltd. - H Shares	186,000	354,204

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
CHINA - 3.2% (Continued)
Guotai Haitong Securities Co. Ltd. - H Shares	539,200	$924,716
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	1,546,985
Jiangsu Expressway Co. Ltd. - H Shares	1,248,000	1,609,448
PICC Property & Casualty Co. Ltd. - H Shares	294,000	541,204
Ping An Insurance Group Co. of China Ltd. - H Shares	334,818	2,574,560
Postal Savings Bank of China Co. Ltd. - H Shares	615,000	386,360
Sinopharm Group Co. Ltd. - H Shares	382,000	991,075
Weichai Power Co. Ltd. - H Shares	171,000	606,421
Yum China Holdings, Inc.	18,390	897,064
		18,405,624
COLOMBIA - 0.6%
Grupo Cibest S.A. - ADR	50,160	3,652,150

DENMARK - 1.0%
A.P. Moller-Maersk A/S - Series B	317	792,059
DSV A/S	4,551	1,099,424
Genmab A/S - ADR (b)	6,790	182,175
Novo Nordisk A/S - ADR	59,796	2,197,503
Novonesis Novozymes - B Shares	4,305	255,839
Orsted A/S - ADR (a)	4,207	34,119
Vestas Wind Systems A/S	28,304	854,207
		5,415,326
FINLAND - 0.5%
Neste OYJ	55,141	1,791,873
Nordea Bank Abp	38,441	659,267
UPM-Kymmene OYJ	17,277	540,744
		2,991,884
FRANCE - 4.9%
Acciona S.A.	2,979	783,333
Accor S.A.	4,739	227,288
Air Liquide S.A. - ADR	4	166
Air Liquide S.A.	15,036	3,107,790
AXA S.A.	33,469	1,537,889
BNP Paribas S.A.	5,706	543,552
Bureau Veritas S.A.	24,613	736,671
Canal+ S.A.	46,775	124,451

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
FRANCE - 4.9% (Continued)
Capgemini SE	5,588	$659,348
Cie Generale des Etablissements Michelin SCA	32,714	1,120,699
Danone S.A.	25,456	2,034,032
Dassault Systemes SE	8,424	170,530
EssilorLuxottica S.A.	6,450	1,502,950
Eurofins Scientific SE	6,072	443,050
Getlink SE	46,322	999,534
Hermes International SCA	830	1,572,247
Kering S.A.	2,777	843,239
Klepierre S.A.	20,396	765,679
Legrand S.A.	15,771	2,449,996
Louis Hachette Group	46,775	84,925
Publicis Groupe S.A.	12,555	1,039,128
Sartorius Stedim Biotech	1,868	363,801
Schneider Electric SE - ADR	9,820	534,503
Schneider Electric SE	17,677	4,814,690
Societe Generale S.A. - ADR	8,915	130,783
Societe Generale S.A.	12,929	943,996
Vivendi SE	1	2
Wendel SE	2,561	230,714
		27,764,986
GERMANY - 4.3%
adidas AG - ADR	5,158	413,620
adidas AG	1,323	214,128
Allianz SE - ADR	76,050	3,197,142
Allianz SE	5,268	2,224,682
Aumovio SE (b)	2,165	84,780
Bayerische Motoren Werke AG - ADR	2	61
Bayerische Motoren Werke AG	4,180	386,662
Commerzbank AG	24,099	879,079
Continental AG	4,331	302,322
Covestro AG (b)	2,464	169,450
Deutsche Bank AG	41,119	1,224,524
Deutsche Boerse AG	8,303	2,432,225
Deutsche Post AG - ADR	19,942	522,680
Deutsche Post AG	14,726	776,130

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
GERMANY - 4.3% (Continued)
Deutsche Telekom AG - ADR	30,009	$1,112,734
Deutsche Telekom AG	25,629	956,518
E.ON SE - ADR (b)	9,923	219,695
E.ON SE	24,138	528,636
Evonik Industries AG	18,750	367,910
Hannover Rueck SE	1,159	364,376
Infineon Technologies AG	10,636	482,494
Mercedes-Benz Group AG	10,751	660,760
Merck KGaA	4,394	558,251
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	94,450	1,187,236
Muenchener Rueckversicherungs-Gesellschaft AG	1,968	1,242,822
SAP SE - ADR (a)	2,631	450,454
Siemens AG	8,885	2,164,599
Telefonica Deutschland Holding AG (b)	124,863	305,952
Vonovia SE	42,825	1,071,113
		24,501,035
HONG KONG - 2.3%
AAC Technologies Holdings, Inc.	92,000	394,625
AIA Group Ltd. - ADR	38,218	1,701,848
AIA Group Ltd.	57,569	639,686
BYD Electronic International Co. Ltd.	86,500	311,157
China Merchants Port Holdings Co. Ltd.	892,000	1,673,819
Fuyao Glass Industry Group Co. Ltd.	50,400	379,143
Geely Automobile Holdings Ltd.	541,000	1,465,177
Guangdong Investment Ltd.	350,000	350,568
Hong Kong Exchanges & Clearing Ltd.	14,978	755,631
Kingsoft Corp. Ltd.	61,000	177,736
Lenovo Group Ltd.	754,000	906,870
Link REIT	167,800	777,744
Nongfu Spring Co. Ltd. - H Shares	63,000	380,974
Pop Mart International Group Ltd. (b)	14,800	275,337
Sino Land Co. Ltd.	482,000	707,425
Sun Hung Kai Properties Ltd.	120,500	2,006,482
		12,904,222
INDIA - 3.5%
HDFC Bank Ltd. - ADR	183,554	4,566,824

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
INDIA - 3.5% (Continued)
ICICI Bank Ltd. - ADR	245,727	$6,364,329
Infosys Ltd. - ADR (a)	333,246	4,502,153
Wipro Ltd. - ADR (a)	2,224,704	4,716,373
		20,149,679
INDONESIA - 0.3%
Bank Mandiri Persero Tbk PT - ADR	87,101	980,757
Telkom Indonesia Persero Tbk PT - ADR	50,040	934,747
		1,915,504
IRELAND - 0.5%
AIB Group plc	100,681	1,074,737
CRH plc	11,121	1,169,039
Smurfit WestRock plc	10,065	401,090
		2,644,866
ISRAEL - 0.2%
Check Point Software Technologies Ltd. (b)	2,999	428,407
ICL Group Ltd. (a)	148,461	769,028
		1,197,435
ITALY - 2.9%
Enel S.p.A.	63,194	690,861
Generali	24,438	983,137
Intesa Sanpaolo S.p.A. - ADR	2,566	93,890
Intesa Sanpaolo S.p.A.	455,983	2,757,618
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	962,205
Moncler S.p.A.	10,592	637,702
Poste Italiane S.p.A.	51,414	1,210,171
Prysmian S.p.A. - ADR	2,358	137,118
Prysmian S.p.A.	7,509	886,709
Snam S.p.A.	250,989	1,901,272
Terna - Rete Elettrica Nazionale S.p.A.	263,787	3,016,916
UniCredit S.p.A.	49,517	3,552,391
		16,829,990
JAPAN - 14.9%
Advantest Corp.	19,200	2,649,595
Aeon Co. Ltd.	76,000	908,606
Asics Corp.	16,200	435,517
Astellas Pharma, Inc.	48,100	784,078

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
JAPAN - 14.9% (Continued)
Bandai Namco Holdings, Inc.	22,000	$542,722
Bridgestone Corp.	114,112	2,377,777
Brother Industries Ltd.	29,100	538,702
Canon, Inc.	21,200	588,214
Chugai Pharmaceutical Co. Ltd.	15,700	865,788
Dai Nippon Printing Co. Ltd.	158,036	2,879,270
Daifuku Co. Ltd.	17,400	614,347
Dai-ichi Life Holdings, Inc.	65,384	602,941
Daiichi Sankyo Co. Ltd.	28,630	512,184
Daiwa House Industry Co. Ltd.	58,000	1,819,540
Daiwa Securities Group, Inc.	81,800	775,048
Denso Corp.	73,600	922,756
Disco Corp.	2,500	1,018,907
ENEOS Holdings, Inc.	137,900	1,242,435
FANUC Corp.	19,900	693,618
Fast Retailing Co. Ltd.	4,900	1,935,924
FUJIFILM Holdings Corp. - ADR	15,104	143,941
FUJIFILM Holdings Corp.	5,600	106,706
Fujikura Ltd.	44,400	1,221,029
Fujitsu Ltd.	48,680	995,488
Honda Motor Co. Ltd.	51,700	418,417
Hoya Corp. - ADR	1,273	219,758
Hoya Corp.	8,261	1,432,058
Hulic Co. Ltd.	5,000	58,280
Ibiden Co. Ltd.	23,000	1,150,874
Inpex Corp.	41,000	1,212,698
Kao Corp.	18,400	719,018
KDDI Corp. - ADR	43,814	734,761
Keyence Corp.	4,500	1,601,502
Kubota Corp.	88,400	1,416,555
Kyocera Corp.	28,900	443,117
Lasertec Corp.	400	89,025
M3, Inc.	17,400	178,591
Mitsubishi Corp.	66,600	2,284,662
Mitsubishi Estate Co. Ltd.	36,400	1,010,284
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	5,599	95,015

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
JAPAN - 14.9% (Continued)
Mitsubishi UFJ Financial Group, Inc.	275,109	$4,658,443
MS&AD Insurance Group Holdings, Inc.	31,500	821,969
Murata Manufacturing Co. Ltd.	80,100	1,797,131
NEC Corp.	51,500	1,281,415
Nexon Co. Ltd.	11,600	218,495
Nintendo Co. Ltd. - ADR (a)	96,172	1,374,298
Nintendo Co. Ltd.	3,000	171,248
Nippon Prologis REIT, Inc.	1,003	541,060
Nippon Yusen KK	12,200	448,142
Nitori Holdings Co. Ltd.	5,200	82,611
Nomura Holdings, Inc.	51,900	408,642
Nomura Real Estate Holdings, Inc.	56,000	363,074
Nomura Real Estate Master Fund, Inc.	271	267,593
Nomura Research Institute Ltd.	10,900	298,292
Oracle Corp. Japan	3,200	174,210
ORIX Corp.	16,800	498,454
Otsuka Holdings Co. Ltd.	4,100	290,966
Pan Pacific International Holdings Corp.	106,500	649,644
PDD Holdings, Inc. - ADR (b)	8,644	883,244
Recruit Holdings Co. Ltd - ADR	4	36
Recruit Holdings Co. Ltd.	39,450	1,718,749
Resona Holdings, Inc.	85,600	976,454
Ricoh Co. Ltd.	40,800	344,885
Sekisui House Ltd.	39,500	885,035
Seven & i Holdings Co. Ltd.	52,200	702,036
Shimadzu Corp.	47,900	1,138,184
Shimano, Inc.	3,000	313,193
Shin-Etsu Chemical Co. Ltd.	17,000	692,185
SoftBank Group Corp. - ADR (a)	1,688	20,408
SoftBank Group Corp.	49,600	1,207,687
Sompo Holdings, Inc.	12,900	502,149
Sony Financial Group, Inc. - ADR (a)	20,338	91,724
Sony Financial Group, Inc.	10,000	9,160
Sony Group Corp. - ADR (a)	101,690	2,104,983
Sony Group Corp.	10,000	208,417
Sumitomo Electric Industries Ltd.	17,200	977,256

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
JAPAN - 14.9% (Continued)
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	88,295	$1,743,826
Sumitomo Mitsui Financial Group, Inc.	39,600	1,301,995
Sumitomo Mitsui Trust Group, Inc.	39,200	1,248,717
Takeda Pharmaceutical Co. Ltd.	32,800	1,207,894
TDK Corp.	79,900	1,037,871
Terumo Corp.	21,944	294,798
Toho Co. Ltd.	15,500	162,800
Tokio Marine Holdings, Inc.	53,500	2,511,216
Tokyo Electron Ltd. - ADR	3,728	455,636
Tokyo Electron Ltd.	7,300	1,813,601
TOPPAN Holdings, Inc.	34,400	907,243
Toray Industries, Inc.	104,200	742,140
Toyota Motor Corp. - ADR (a)	15,291	3,151,322
USS Co. Ltd.	90,440	951,273
Yamaha Motor Co. Ltd.	154,500	1,116,113
Yokogawa Electric Corp.	43,700	1,350,426
		85,358,091
JERSEY - 0.2%
Experian plc	28,283	978,404

MEXICO - 1.0%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	13,198	1,465,770
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	5,142	1,269,405
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	1,059,818
Grupo Financiero Banorte S.A.B. de C.V. - ADR	14,433	800,454
Wal-Mart de Mexico S.A.B. de C.V. - ADR	27,641	899,162
		5,494,609
NETHERLANDS - 2.2%
Adyen N.V. (b)	421	421,341
Akzo Nobel N.V. - ADR	2	38
Argenx SE - ADR (b)	1,526	1,114,361
ASM International N.V. - ADR	216	162,838
ASM International N.V.	639	484,312
ASML Holding N.V.	6,705	8,856,165
Havas N.V. (b)	4,677	81,908
Magnum Ice Cream Co. N.V. (The) (b)	5,885	87,981

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
NETHERLANDS - 2.2% (Continued)
Prosus N.V.	23,786	$1,101,141
Stellantis N.V.	21,320	153,797
Wolters Kluwer N.V.	1,707	127,488
		12,591,370
NEW ZEALAND - 0.1%
Auckland International Airport Ltd.	57,418	262,971

NORWAY - 1.5%
Aker BP ASA	66,958	2,476,011
DNB Bank ASA	30,272	947,417
Equinor ASA - ADR	40,962	1,728,596
Norsk Hydro ASA	254,823	2,716,712
Yara International ASA	14,637	855,820
		8,724,556
PORTUGAL - 0.3%
Galp Energia SGPS S.A.	67,137	1,609,717
Jeronimo Martins SGPS S.A.	12,929	309,137
		1,918,854
SINGAPORE - 1.5%
BOC Aviation Ltd.	208,100	2,076,835
CapitaLand Integrated Commercial Trust	1,373,112	2,462,267
CapitaLand Investment Ltd.	281,500	599,182
City Developments Ltd.	152,800	981,475
DBS Group Holdings Ltd. - ADR	12,531	2,246,432
		8,366,191
SOUTH AFRICA - 1.5%
Bid Corp. Ltd.	24,548	591,402
FirstRand Ltd.	265,164	1,357,726
Gold Fields Ltd. - ADR	16,571	752,324
Mr Price Group Ltd.	70,832	647,153
MTN Group Ltd.	49,082	573,227
Naspers Ltd. - Class N - ADR (a)	150,275	1,568,871
Reinet Investments SCA	16,974	551,624
Standard Bank Group Ltd.	126,812	2,296,986
Valterra Platinum Ltd.	4,127	339,082
		8,678,395

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
SOUTH KOREA - 5.7%
Celltrion, Inc.	6,631	$902,933
KB Financial Group, Inc. - ADR (a)	23,099	2,303,663
KB Financial Group, Inc.	3,184	318,292
KT Corp. - ADR	39,515	847,597
LG Chem Ltd.	4,745	987,615
LG Display Co. Ltd. - ADR (b)	1	4
NAVER Corp.	10,156	1,408,016
POSCO Holdings, Inc. - ADR	2	117
POSCO Holdings, Inc.	4,656	1,067,534
Samsung Electronics Co. Ltd.	112,556	13,405,504
Shinhan Financial Group Co. Ltd. - ADR	10,792	661,765
Shinhan Financial Group Co. Ltd.	15,559	944,300
SK Hynix, Inc.	13,300	7,683,980
SK Telecom Co. Ltd. - ADR	2	59
Woori Financial Group, Inc. - ADR	34,279	2,282,981
		32,814,360
SPAIN - 3.1%
Aena S.M.E. S.A. (b)	55,250	1,634,526
Amadeus IT Group S.A.	10,027	573,328
Banco Bilbao Vizcaya Argentaria S.A. - ADR	24,792	536,995
Banco Bilbao Vizcaya Argentaria S.A.	30,123	650,617
Banco Santander S.A.	51,429	576,532
CaixaBank S.A.	173,802	2,083,393
Cellnex Telecom S.A.	4,435	142,600
EDP Renovaveis S.A.	45,981	736,947
Iberdrola S.A.	112,778	2,581,852
Industria de Diseno Textil S.A.	39,262	2,285,299
International Consolidated Airlines Group S.A.	68,747	323,515
Naturgy Energy Group S.A.	12,657	379,952
Repsol S.A.	170,518	4,799,622
Telefónica S.A.	92,766	405,884
		17,711,062
SWEDEN - 1.6%
Atlas Copco AB - A Shares	46,116	813,666
Atlas Copco AB - Class A - ADR (a)	5,893	103,776
Boliden AB (b)	39,793	2,085,677

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
SWEDEN - 1.6% (Continued)
Epiroc AB - Class A	21,893	$538,847
Industrivarden AB - A Shares	23,389	1,164,723
Investor AB - B Shares	74,604	2,825,138
Securitas AB - B Shares	19,191	321,356
SKF AB - B Shares	23,849	574,808
Telefonaktiebolaget LM Ericsson - B Shares	76,365	870,435
		9,298,426
SWITZERLAND - 5.0%
ABB Ltd. - ADR	58,667	4,721,520
ABB Ltd.	5,783	470,222
Accelleron Industries AG	1,953	174,637
Amrize Ltd. (b)	8,532	472,920
Chocoladefabriken Lindt & Spruengli AG	34	477,445
Galderma Group AG (b)	1,318	259,041
Geberit AG	1,300	877,573
Givaudan S.A.	208	703,379
Holcim Ltd.	8,532	705,298
Julius Baer Group Ltd.	9,346	687,462
Logitech International S.A. (a)	4,776	435,189
Lonza Group AG	2,065	1,324,786
Nestlé S.A. - ADR (a)	33,581	3,327,877
Nestlé S.A.	17,327	1,699,687
Roche Holding AG - ADR	72,096	3,583,892
Roche Holding AG	1,846	736,749
Schindler Holding AG	1,446	455,438
Sika AG	852	141,027
Sonova Holding AG	457	104,206
Swiss Life Holding AG	1,691	1,841,929
Swiss Re AG	9,611	1,614,490
UBS Group AG	39,428	1,537,489
UBS Group AG	6,351	248,134
Zurich Insurance Group AG - ADR	53,580	1,902,626
Zurich Insurance Group AG	492	347,768
		28,850,784
TAIWAN - 7.5%
ASE Technology Holding Co. Ltd. - ADR	223,340	4,842,011

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
TAIWAN - 7.5% (Continued)
AUO Corp. - ADR	66,947	$284,525
Chunghwa Telecom Co. Ltd. - ADR (a)	139,591	5,896,324
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	85,174	28,784,553
United Microelectronics Corp. - ADR (a)	375,334	3,370,499
		43,177,912
TURKEY - 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR (a)	155,365	936,851

UNITED KINGDOM - 8.2%
3i Group plc	68,813	2,242,612
Anglo American plc	16,527	709,573
Antofagasta plc	39,339	1,764,079
AstraZeneca plc - ADR	23,257	4,586,746
Aviva plc	75,450	605,496
Barratt Redrow plc	53,275	185,289
Burberry Group plc (b)	26,668	390,196
Coca-Cola Europacific Partners plc	21,706	1,968,083
Compass Group plc	35,682	995,528
GSK plc - ADR (a)	48,475	2,675,335
GSK plc	17,282	476,025
Haleon plc - ADR (a)	176,269	1,764,453
Halma plc - ADR	618	64,216
Halma plc	22,626	1,154,584
HSBC Holdings plc - ADR (a)	52,192	4,305,318
HSBC Holdings plc	27,340	448,979
Informa plc	116,498	1,170,035
J Sainsbury plc	86,209	388,114
Kingfisher plc	105,733	402,019
Legal & General Group plc	110,502	363,135
Lloyds Banking Group plc	437,921	542,757
London Stock Exchange Group plc	7,929	936,287
Mondi plc	1	11
National Grid plc - ADR	31,874	2,696,541
NatWest Group plc	148,065	1,096,822
PEARSON plc - ADR	114,298	1,500,733
PEARSON plc	24,794	326,870

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.8% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.2% (Continued)
Reckitt Benckiser Group plc - ADR (b)	19,632	$266,995
Reckitt Benckiser Group plc (b)	3,083	207,295
RELX plc - ADR (a)	23,055	764,273
RELX plc	71,603	2,345,807
Rentokil Initial plc	26,851	166,630
Sage Group plc (The) - ADR	2,320	104,145
Sage Group plc (The)	14,027	157,173
Segro plc	83,211	713,308
Spirax Group plc	3,439	308,516
Sunbelt Rentals Holdings, Inc.	15,878	1,012,846
Tesco plc - ADR	293	5,576
Tesco plc	162,457	1,021,014
Unilever plc - ADR (a)	40,800	2,324,376
United Utilities Group plc	168,722	2,941,768
Vodafone Group plc - ADR	30,290	454,956
Vodafone Group plc	399,124	602,000
		47,156,514
UNITED STATES - 0.1%
Palo Alto Networks, Inc. (b)	5,153	826,129

TOTAL COMMON STOCKS (COST $310,302,597)		$560,342,797

PREFERRED STOCKS - 0.2%	Shares	Fair Value
BRAZIL - 0.2%
Itau Unibanco Holding S.A. – ADR (COST $937,757)	127,255	$1,066,397

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

CORPORATE NOTES - 0.7%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.7%
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	$620,000	$599,701
Calvert Impact Capital, Inc. (c)	5.000%	12/15/28	200,000	196,829
Calvert Impact Capital, Inc. (c)	5.000%	06/15/29	880,000	858,594
Calvert Impact Capital, Inc. (c)	4.500%	12/14/29	180,000	172,919
Calvert Impact Capital, Inc. (c)	4.500%	06/14/30	830,000	787,294
Calvert Impact Capital, Inc. (c)	4.500%	12/13/30	530,000	503,031
Capital Impact Partners Investment (c)	4.500%	06/15/26	830,000	830,696
Capital Impact Partners Investment (c)	5.000%	12/15/26	300,000	300,736
TOTAL CORPORATE NOTES (COST $4,370,000)				$4,249,800

MONEY MARKET FUNDS - 0.8%	Shares	Fair Value
First American Government Obligations Fund - Class X, 3.58% (d) (COST $4,635,198)	4,635,198	$4,635,198

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.2%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (d)(e) (COST $52,860,301)	52,860,301	$52,860,301

TOTAL INVESTMENTS - (COST $373,105,853) - 108.7%		$623,154,493

LIABILITES IN EXCESS OF OTHER ASSETS - (8.7%)		(50,028,845)

NET ASSETS - 100.0%		$573,125,648

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $52,209,718.
(b)	Non-income producing security.
(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$620,000	$599,701	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	200,000	196,829	0.0	%(f)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	880,000	858,594	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	180,000	172,919	0.0	%(f)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	830,000	787,294	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	530,000	503,031	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	830,000	830,696	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	300,000	300,736	0.1%
		$4,370,000	$4,249,800	0.7%

(d)	The rate shown is the 7-day effective yield as of March 31, 2026.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

ADR - American Depositary Receipt

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Value Index Fund

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.7%
HEICO Corp.	4,380	$1,200,996
HEICO Corp. - Class A	11,050	2,332,545
Howmet Aerospace, Inc.	1,620	373,345
		3,906,886
APPAREL & TEXTILE PRODUCTS - 0.1%
NIKE, Inc. - Class B	11,783	622,378

ASSET MANAGEMENT - 1.6%
Ameriprise Financial, Inc.	1,540	684,376
BlackRock, Inc.	3,332	3,204,418
Charles Schwab Corp. (The)	35,800	3,364,484
KKR & Co., Inc.	10,006	925,555
Raymond James Financial, Inc.	2,080	301,163
		8,479,996
AUTOMOTIVE - 0.3%
Ford Motor Co.	123,775	1,428,364
Tesla, Inc. (a)	767	285,132
		1,713,496
BANKING - 8.7%
Bank of America Corp.	173,310	8,448,863
Citigroup, Inc.	50,406	5,716,544
Citizens Financial Group, Inc.	12,820	768,815
Fifth Third Bancorp	18,470	858,116
Huntington Bancshares, Inc.	48,680	761,842
JPMorgan Chase & Co.	71,665	21,080,976
KeyCorp	36,140	724,607
M&T Bank Corp.	8,184	1,691,797
PNC Financial Services Group, Inc. (The)	11,121	2,314,169
Regions Financial Corp.	36,930	964,612
Truist Financial Corp.	47,920	2,202,882
U.S. Bancorp	34,100	1,773,541
		47,306,764
BEVERAGES - 2.7%
Coca-Cola Co. (The)	105,220	8,001,981
Keurig Dr Pepper, Inc.	35,307	929,634
PepsiCo, Inc.	36,418	5,655,351
		14,586,966

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.1% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 8.5%
AbbVie, Inc.	45,710	$9,941,468
Amgen, Inc.	12,830	4,514,235
Biogen, Inc. (a)	3,450	632,489
Bristol-Myers Squibb Co.	41,770	2,533,351
Eli Lilly & Co.	500	459,885
Gilead Sciences, Inc.	34,790	4,848,682
Johnson & Johnson	55,943	13,674,707
Merck & Co., Inc.	63,063	7,585,848
Regeneron Pharmaceuticals, Inc.	2,252	1,739,985
		45,930,650
CABLE & SATELLITE - 0.7%
Charter Communications, Inc. - Class A (a)(b)	1,440	310,867
Comcast Corp. - Class A	127,800	3,669,138
		3,980,005
CHEMICALS - 2.3%
Air Products & Chemicals, Inc.	3,870	1,124,196
Dow, Inc. (b)	21,902	912,218
Ecolab, Inc.	2,840	755,497
International Flavors & Fragrances, Inc.	4,128	299,487
Linde plc	9,600	4,759,296
LyondellBasell Industries N.V. - Class A	50,642	4,079,720
Qnity Electronics, Inc.	3,564	411,214
		12,341,628
COMMERCIAL SUPPORT SERVICES - 1.5%
Republic Services, Inc.	13,053	2,858,868
Waste Connections, Inc.	10,535	1,711,305
Waste Management, Inc.	15,231	3,499,932
		8,070,105
CONSTRUCTION MATERIALS - 0.4%
CRH plc	15,980	1,679,817
Martin Marietta Materials, Inc. (b)	760	447,397
		2,127,214
CONTAINERS & PACKAGING - 0.2%
International Paper Co. (b)	13,162	469,883
Packaging Corp. of America	2,530	536,917
		1,006,800
DIVERSIFIED INDUSTRIALS - 1.6%
Dover Corp.	6,723	1,401,409

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.1% (Continued)	Shares	Fair Value
DIVERSIFIED INDUSTRIALS - 1.6% (Continued)
Emerson Electric Co.	19,394	$2,541,002
Illinois Tool Works, Inc. (b)	19,211	5,000,431
		8,942,842
E-COMMERCE DISCRETIONARY - 0.3%
Amazon.com, Inc. (a)	2,544	529,839
eBay, Inc.	12,910	1,175,068
		1,704,907
ELECTRIC UTILITIES - 4.7%
American Electric Power Co., Inc.	11,980	1,570,338
CenterPoint Energy, Inc.	10,020	432,463
Consolidated Edison, Inc.	10,621	1,202,085
Dominion Energy, Inc.	17,170	1,061,449
DTE Energy Co.	4,300	628,746
Duke Energy Corp.	30,409	3,981,755
Edison International	14,514	1,062,135
Entergy Corp.	8,670	974,161
Eversource Energy	6,247	432,792
Exelon Corp.	19,100	936,282
FirstEnergy Corp.	8,440	427,570
NextEra Energy, Inc.	48,316	4,487,590
PPL Corp.	22,540	861,028
Sempra	22,746	2,210,229
Southern Co. (The)	34,801	3,358,993
Vistra Corp.	2,903	436,408
WEC Energy Group, Inc.	4,050	468,869
Xcel Energy, Inc.	9,014	716,072
		25,248,965
ELECTRICAL EQUIPMENT - 3.9%
AMETEK, Inc.	7,484	1,604,270
Carrier Global Corp.	21,394	1,204,696
Fortive Corp.	20,275	1,120,802
Hubbell, Inc.	1,176	577,110
Johnson Controls International plc	31,287	4,097,033
Keysight Technologies, Inc. (a)	4,027	1,137,104
Otis Worldwide Corp.	13,433	1,035,416
Rockwell Automation, Inc.	9,390	3,369,883
TE Connectivity plc	12,870	2,690,088

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.1% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 3.9% (Continued)
Trane Technologies plc	10,350	$4,313,259
		21,149,661
ENTERTAINMENT CONTENT - 1.3%
Electronic Arts, Inc.	4,550	927,609
Fox Corp. - Class B	8,540	453,474
Walt Disney Co. (The)	44,280	4,267,706
Warner Bros. Discovery, Inc. (a)	54,292	1,490,858
		7,139,647
FOOD - 0.9%
Kraft Heinz Co. (The)	62,325	1,401,689
McCormick & Co., Inc.	5,902	297,697
Mondelez International, Inc. - Class A (b)	52,080	3,001,891
Tyson Foods, Inc. - Class A	4,735	303,372
		5,004,649
GAS & WATER UTILITIES - 0.3%
American Water Works Co., Inc.	12,748	1,734,875

HEALTH CARE FACILITIES & SERVICES - 3.2%
Cardinal Health, Inc.	12,030	2,542,059
Cencora, Inc.	5,450	1,712,063
Centene Corp. (a)	19,423	635,909
Cigna Group (The)	7,053	1,881,388
CVS Health Corp.	31,342	2,250,983
Elevance Health, Inc.	4,820	1,411,055
Humana, Inc.	1,613	279,678
IQVIA Holdings, Inc. (a)	2,589	441,528
Labcorp Holdings, Inc.	4,820	1,286,024
McKesson Corp.	3,834	3,317,790
Quest Diagnostics, Inc.	8,530	1,671,710
		17,430,187
HOME CONSTRUCTION - 0.1%
D.R. Horton, Inc.	1,940	266,207
PulteGroup, Inc.	4,530	532,773
		798,980
HOUSEHOLD PRODUCTS - 2.7%
Church & Dwight Co., Inc.	10,045	937,399
Colgate-Palmolive Co.	21,467	1,829,633
Estée Lauder Cos., Inc. (The) - Class A	10,860	779,422

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.1% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 2.7% (Continued)
Kenvue, Inc.	15,405	$265,582
Procter & Gamble Co. (The)	76,006	10,978,307
		14,790,343
INDUSTRIAL SUPPORT SERVICES - 0.6%
Fastenal Co.	13,360	619,904
Ferguson Enterprises, Inc.	3,720	867,727
United Rentals, Inc. (b)	1,120	815,987
W.W. Grainger, Inc.	870	949,005
		3,252,623
INSTITUTIONAL FINANCIAL SERVICES - 4.6%
Bank of New York Mellon Corp. (The)	32,984	3,912,892
CME Group, Inc.	8,040	2,374,614
Goldman Sachs Group, Inc. (The)	8,730	7,385,493
Intercontinental Exchange, Inc.	16,126	2,536,297
Morgan Stanley	32,291	5,314,130
Nasdaq, Inc.	7,520	638,373
Northern Trust Corp.	10,217	1,425,987
State Street Corp.	8,990	1,137,774
		24,725,560
INSURANCE - 6.4%
Aflac, Inc.	21,650	2,375,221
Allstate Corp. (The)	12,509	2,593,616
American International Group, Inc.	19,777	1,488,219
Aon plc - Class A	4,406	1,422,169
Arch Capital Group Ltd. (a)	11,250	1,079,887
Arthur J. Gallagher & Co.	5,628	1,218,912
Berkley (W.R.) Corp.	14,737	976,768
Brown & Brown, Inc.	9,530	621,451
Chubb Ltd.	12,990	4,233,831
Cincinnati Financial Corp.	8,657	1,362,179
Hartford Insurance Group, Inc. (The)	10,830	1,464,541
Loews Corp.	5,440	580,666
Markel Group, Inc. (a)	853	1,632,702
Marsh & McLennan Cos., Inc.	13,432	2,329,780
MetLife, Inc.	23,723	1,677,691
Principal Financial Group, Inc.	9,570	862,353
Progressive Corp. (The)	17,931	3,554,641
Prudential Financial, Inc.	13,740	1,342,261

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.1% (Continued)	Shares	Fair Value
INSURANCE - 6.4% (Continued)
Travelers Cos., Inc. (The)	9,403	$2,742,667
Willis Towers Watson plc	3,661	1,064,253
		34,623,808
INTERNET MEDIA & SERVICES - 0.3%
Alphabet, Inc. - Class C	3,320	952,375
Booking Holdings, Inc.	123	517,869
Meta Platforms, Inc. - Class A	660	377,606
		1,847,850
LEISURE FACILITIES & SERVICES - 0.6%
Carnival Corp.	18,750	485,250
McDonald's Corp.	5,076	1,577,570
Royal Caribbean Cruises Ltd.	2,400	660,432
Starbucks Corp.	7,156	641,106
		3,364,358
MACHINERY - 1.6%
Deere & Co. (b)	8,287	4,668,067
Ingersoll-Rand, Inc.	20,600	1,650,472
Veralto Corp.	5,569	492,411
Xylem, Inc.	14,930	1,784,135
		8,595,085
MEDICAL EQUIPMENT & DEVICES - 4.0%
Abbott Laboratories	38,698	3,973,124
Becton, Dickinson and Co. (b)	3,317	521,532
Boston Scientific Corp. (a)	21,060	1,321,515
Danaher Corp.	21,642	4,103,323
Edwards Lifesciences Corp. (a)	13,783	1,103,743
GE HealthCare Technologies, Inc.	1,910	135,954
Intuitive Surgical, Inc. (a)	1,510	696,095
Medline, Inc. - Class A (a)(b)	8,113	361,028
Medtronic plc	33,790	2,927,903
Stryker Corp. (b)	3,450	1,133,636
Thermo Fisher Scientific, Inc.	10,955	5,384,711
Waters Corp. (a)	448	133,414
		21,795,978
METALS & MINING - 0.8%
Newmont Corp.	38,112	4,125,624

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.1% (Continued)	Shares	Fair Value
OIL & GAS PRODUCERS - 6.8%
ConocoPhillips	72,175	$9,527,100
Devon Energy Corp.	44,403	2,234,359
Diamondback Energy, Inc. (b)	6,599	1,305,216
EOG Resources, Inc.	38,146	5,514,767
EQT Corp.	4,151	264,170
Kinder Morgan, Inc.	124,014	4,158,189
ONEOK, Inc.	19,710	1,781,587
Phillips 66	25,043	4,562,334
Valero Energy Corp.	17,209	4,252,000
Williams Cos., Inc. (The)	43,780	3,186,308
		36,786,030
OIL & GAS SERVICES & EQUIPMENT - 1.2%
Baker Hughes Co.	54,184	3,307,933
SLB Ltd.	64,581	3,318,818
		6,626,751
PUBLISHING & BROADCASTING - 0.0% (c)
TKO Group Holdings, Inc.	689	138,937

REAL ESTATE SERVICES - 0.2%
CBRE Group, Inc. - Class A (a)	7,370	998,340

REITS - 2.0%
American Tower Corp.	6,751	1,165,087
Crown Castle, Inc.	2,442	198,559
Digital Realty Trust, Inc.	6,060	1,092,073
Iron Mountain, Inc.	12,047	1,230,481
Prologis, Inc.	19,841	2,622,583
Public Storage	1,300	352,144
Realty Income Corp.	10,720	655,850
Simon Property Group, Inc.	7,319	1,365,213
Ventas, Inc.	9,610	785,906
Welltower, Inc.	2,990	591,153
Weyerhaeuser Co.	21,764	531,694
		10,590,743
RENEWABLE ENERGY - 0.1%
First Solar, Inc. (a)	2,655	523,725

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.1% (Continued)	Shares	Fair Value
RETAIL - CONSUMER STAPLES - 3.4%
Costco Wholesale Corp.	1,230	$1,225,609
Dollar General Corp.	3,010	357,377
Dollar Tree, Inc. (a)	4,360	477,464
Kroger Co. (The) (b)	20,514	1,484,393
Target Corp. (b)	4,974	602,849
Walmart, Inc.	114,080	14,177,862
		18,325,554
RETAIL - DISCRETIONARY - 2.4%
AutoZone, Inc. (a)	156	526,934
Home Depot, Inc. (The)	23,763	7,815,413
Lowe's Cos., Inc.	15,205	3,592,637
Ross Stores, Inc.	1,881	407,481
Ulta Beauty, Inc. (a)	981	512,779
		12,855,244
SEMICONDUCTORS - 4.4%
Advanced Micro Devices, Inc. (a)	1,679	341,559
Applied Materials, Inc.	9,057	3,095,592
Broadcom, Inc.	3,344	1,035,001
Intel Corp. (a)	92,636	4,088,027
Microchip Technology, Inc.	4,170	269,424
Micron Technology, Inc.	25,754	8,700,731
NVIDIA Corp.	1,643	286,539
ON Semiconductor Corp. (a)	6,327	391,768
QUALCOMM, Inc.	24,460	3,149,959
Texas Instruments, Inc.	12,214	2,371,226
		23,729,826
SOFTWARE - 1.4%
Microsoft Corp.	7,740	2,865,116
Oracle Corp.	8,432	1,240,432
Roper Technologies, Inc.	3,740	1,323,436
Salesforce, Inc.	8,042	1,501,200
Strategy, Inc. - Class A (a)(b)	3,884	484,723
Zoom Communications, Inc. (a)	3,680	295,835
		7,710,742
SPECIALTY FINANCE - 1.2%
American Express Co.	9,744	2,947,365
Capital One Financial Corp.	15,730	2,869,624

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.1% (Continued)	Shares	Fair Value
SPECIALTY FINANCE - 1.2% (Continued)
Synchrony Financial	9,950	$676,799
		6,493,788
STEEL - 0.3%
Nucor Corp.	6,410	1,083,931
Steel Dynamics, Inc.	3,010	541,800
		1,625,731
TECHNOLOGY HARDWARE - 3.4%
Apple, Inc.	4,323	1,097,134
Arista Networks, Inc. (a)	2,770	340,101
Cisco Systems, Inc.	98,040	7,606,924
Corning, Inc.	30,320	4,122,610
Dell Technologies, Inc. - Class C	8,240	1,352,431
Hewlett Packard Enterprise Co.	30,160	718,110
HP, Inc.	16,750	321,767
Seagate Technology Holdings plc	2,560	1,002,906
Western Digital Corp.	5,923	1,602,112
		18,164,095
TECHNOLOGY SERVICES - 1.5%
Accenture plc - Class A	17,477	3,465,514
Automatic Data Processing, Inc.	6,227	1,265,202
Cognizant Technology Solutions Corp. - Class A	4,450	273,007
Fiserv, Inc. (a)	8,480	473,184
Global Payments, Inc.	1,646	110,776
Paychex, Inc.	3,334	307,128
PayPal Holdings, Inc.	6,076	274,817
S&P Global, Inc.	2,994	1,273,468
Verisk Analytics, Inc.	2,597	492,781
Visa, Inc. - Class A	1,440	435,226
		8,371,103
TELECOMMUNICATIONS - 2.1%
AT&T, Inc.	174,986	5,072,844
T-Mobile US, Inc.	4,527	950,806
Verizon Communications, Inc.	108,835	5,463,517
		11,487,167
TRANSPORTATION & LOGISTICS - 2.3%
CSX Corp.	29,639	1,216,681
Delta Air Lines, Inc.	22,800	1,515,744
FedEx Corp.	6,170	2,197,630

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.1% (Continued)	Shares	Fair Value
TRANSPORTATION & LOGISTICS - 2.3% (Continued)
Norfolk Southern Corp.	5,330	$1,529,710
Southwest Airlines Co. (b)	24,245	910,885
Union Pacific Corp.	11,880	2,882,326
United Airlines Holdings, Inc. (a)	11,600	1,068,012
United Parcel Service, Inc. - Class B	12,242	1,204,368
		12,525,356
TRANSPORTATION EQUIPMENT - 0.5%
PACCAR, Inc.	14,850	1,715,175
Westinghouse Air Brake Technologies Corp.	3,020	754,728
		2,469,903
WHOLESALE - CONSUMER STAPLES - 0.3%
Archer-Daniels-Midland Co.	14,071	1,022,821
Sysco Corp.	7,490	534,262
		1,557,083

TOTAL COMMON STOCKS (COST $343,201,988)		$537,328,948

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	$350,000	$338,541
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	800,000	787,317
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	830,000	809,810
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	150,000	144,099
Calvert Impact Capital, Inc. (d)	4.500%	06/14/30	290,000	275,079
Calvert Impact Capital, Inc. (d)	4.500%	12/13/30	600,000	569,469
Capital Impact Partners Investment (d)	4.500%	06/15/26	290,000	290,243
Capital Impact Partners Investment (d)	5.000%	12/15/26	1,000,000	1,002,454
TOTAL CORPORATE NOTES (COST $4,310,000)				$4,217,012

MONEY MARKET FUNDS - 0.0% (c)	Shares	Fair Value
First American Government Obligations Fund - Class X, 3.58% (e) (COST $242,992)	242,992	$242,992

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.6%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (e)(f) (COST $13,801,368)	13,801,368	$13,801,368

TOTAL INVESTMENTS - (COST $361,556,348) - 102.5%		$555,590,320

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5%)		(13,443,008)

NET ASSETS - 100.0%		$542,147,312

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $13,602,278.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$350,000	$338,541	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	800,000	787,317	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	830,000	809,810	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	150,000	144,099	0.0	%(c)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	290,000	275,079	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	600,000	569,469	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	290,000	290,243	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	1,000,000	1,002,454	0.2%
		$4,310,000	$4,217,012	0.8%

(e)	The rate shown is the 7-day effective yield as of March 31, 2026.
(f)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Growth Index Fund

March 31, 2026 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
Trade Desk, Inc. (The) - Class A (a)	22,683	$514,677
AEROSPACE & DEFENSE - 0.4%
HEICO Corp.	3,838	1,052,380
Howmet Aerospace, Inc.	8,650	1,993,479
		3,045,859
ASSET MANAGEMENT - 0.3%
Robinhood Markets, Inc. - Class A (a)	34,060	2,360,358

AUTOMOTIVE - 3.4%
Tesla, Inc. (a)	63,006	23,422,481

BEVERAGES - 0.2%
PepsiCo, Inc.	7,760	1,205,050

BIOTECH & PHARMA - 3.6%
AbbVie, Inc.	7,461	1,622,693
Alnylam Pharmaceuticals, Inc. (a)	2,970	982,684
Eli Lilly & Co.	20,910	19,232,391
Insmed, Inc. (a)	2,913	476,334
Merck & Co., Inc. (b)	7,191	865,005
Vertex Pharmaceuticals, Inc. (a)	4,274	1,908,512
		25,087,619
CHEMICALS - 0.5%
Linde plc	7,048	3,494,116

COMMERCIAL SUPPORT SERVICES - 0.1%
Cintas Corp.	3,600	608,904

DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc. (b)	1,554	404,491

E-COMMERCE DISCRETIONARY - 4.6%
Amazon.com, Inc. (a)	148,466	30,921,014
eBay, Inc.	8,540	777,311
		31,698,325

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 2.4%
Amphenol Corp. - Class A	26,986	$3,409,681
Bloom Energy Corp. - Class A (a)	5,776	782,590
GE Vernova, Inc.	5,900	5,150,110
Keysight Technologies, Inc. (a)	3,981	1,124,115
Rockwell Automation, Inc.	2,288	821,118
Trane Technologies plc	5,710	2,379,585
Veritiv Holdings Co. - Class A	10,544	2,642,116
		16,309,315
ENGINEERING & CONSTRUCTION - 0.3%
Comfort Systems USA, Inc.	238	328,200
Quanta Services, Inc.	3,128	1,717,334
		2,045,534
ENTERTAINMENT CONTENT - 0.5%
AppLovin Corp. - Class A (a)	6,660	2,650,680
Electronic Arts, Inc.	3,445	702,332
		3,353,012
HEALTH CARE FACILITIES & SERVICES - 0.3%
Cencora, Inc.	2,140	672,259
McKesson Corp.	1,910	1,652,838
		2,325,097
HOUSEHOLD PRODUCTS - 0.0% (c)
Colgate-Palmolive Co.	4,057	345,778

INDUSTRIAL SUPPORT SERVICES - 0.5%
Fastenal Co.	12,106	561,719
W.W. Grainger, Inc.	2,530	2,759,749
		3,321,468
INSTITUTIONAL FINANCIAL SERVICES - 0.4%
Coinbase Global, Inc. - Class A (a)	2,937	512,830
Interactive Brokers Group, Inc. - Class A	25,416	1,704,651
Nasdaq, Inc.	8,490	720,716
		2,938,197
INSURANCE - 0.3%
Brown & Brown, Inc.	10,274	669,967
Progressive Corp. (The)	5,690	1,127,986
		1,797,953
INTERNET MEDIA & SERVICES - 17.1%
Airbnb, Inc. - Class A (a)	10,831	1,367,739

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
INTERNET MEDIA & SERVICES - 17.1% (Continued)
Alphabet, Inc. - Class A	124,440	$35,783,966
Alphabet, Inc. - Class C	97,310	27,914,347
Booking Holdings, Inc.	1,136	4,782,923
DoorDash, Inc. - Class A (a)(b)	10,120	1,519,518
Expedia Group, Inc.	3,256	751,778
GoDaddy, Inc. - Class A (a)	4,345	359,201
Meta Platforms, Inc. - Class A	50,610	28,955,499
Netflix, Inc. (a)	108,094	10,393,238
Reddit, Inc. - Class A (a)	4,904	660,324
ROBLOX Corp. - Class A (a)	19,330	1,093,305
Uber Technologies, Inc. (a)	50,480	3,631,026
VeriSign, Inc.	4,711	1,170,024
		118,382,888
LEISURE FACILITIES & SERVICES - 1.5%
Chipotle Mexican Grill, Inc. (a)	25,068	802,427
Hilton Worldwide Holdings, Inc.	7,350	2,234,988
Live Nation Entertainment, Inc. (a)(b)	3,326	507,248
Marriott International, Inc. - Class A	4,660	1,524,146
McDonald's Corp.	5,969	1,855,105
Rocket Lab Corp. (a)	13,648	876,475
Royal Caribbean Cruises Ltd.	4,160	1,144,749
Starbucks Corp.	13,753	1,232,131
		10,177,269
LEISURE PRODUCTS - 0.1%
Axon Enterprise, Inc. (a)	1,360	577,578

MACHINERY - 0.4%
Deere & Co. (b)	3,936	2,217,149
Veralto Corp.	8,624	762,534
		2,979,683
MEDICAL EQUIPMENT & DEVICES - 2.2%
Agilent Technologies, Inc.	4,905	559,072
Boston Scientific Corp. (a)	29,440	1,847,360
Danaher Corp.	9,764	1,851,254
DexCom, Inc. (a)	5,122	321,662
IDEXX Laboratories, Inc. (a)	1,700	955,213
Intuitive Surgical, Inc. (a)	7,448	3,433,454
Mettler-Toledo International, Inc. (a)	550	693,660

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 2.2% (Continued)
ResMed, Inc. (b)	2,090	$469,163
Stryker Corp. (b)	3,549	1,166,166
Thermo Fisher Scientific, Inc.	6,355	3,123,673
Waters Corp. (a)	1,646	490,179
		14,910,856
OIL & GAS PRODUCERS - 0.1%
EQT Corp.	5,685	361,793

OIL & GAS SERVICES & EQUIPMENT - 0.1%
Baker Hughes Co.	15,026	917,337

OIL, GAS & CONSUMABLE FUELS - 0.2%
Venture Global, Inc. - Class A (b)	66,623	1,049,978

REITS - 1.3%
American Tower Corp.	3,920	676,514
Equinix, Inc.	3,842	3,766,082
Iron Mountain, Inc.	8,670	885,554
Texas Pacific Land Corp. (b)	1,992	945,323
Welltower, Inc.	14,163	2,800,167
		9,073,640
RENEWABLE ENERGY - 0.1%
First Solar, Inc. (a)	3,450	680,547

RETAIL - CONSUMER STAPLES - 1.0%
Costco Wholesale Corp.	6,069	6,047,334
Walmart, Inc.	7,770	965,655
		7,012,989
RETAIL - DISCRETIONARY - 2.7%
AutoZone, Inc. (a)	659	2,225,957
Carvana Co. (a)	3,229	1,015,133
Cloudflare, Inc. - Class A (a)	9,380	1,935,469
Home Depot, Inc. (The)	13,406	4,409,099
Lowe's Cos., Inc. (b)	6,789	1,604,105
Lululemon Athletica, Inc. (a)	3,985	610,104
O'Reilly Automotive, Inc. (a)	27,150	2,506,217
TJX Cos., Inc. (The)	25,503	4,072,829

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 2.7% (Continued)
Tractor Supply Co.	10,300	$466,590
		18,845,503
SEMICONDUCTORS - 21.9%
Advanced Micro Devices, Inc. (a)	36,851	7,496,599
Applied Materials, Inc.	22,816	7,798,281
Broadcom, Inc.	99,575	30,819,458
Intel Corp. (a)	14,810	653,565
KLA Corp.	3,030	4,461,402
Lam Research Corp.	31,227	6,671,961
Marvell Technology, Inc.	22,460	2,224,663
Monolithic Power Systems, Inc.	1,690	1,847,762
NVIDIA Corp.	495,402	86,398,109
QUALCOMM, Inc.	9,790	1,260,756
Teradyne, Inc.	3,018	894,716
Texas Instruments, Inc.	5,022	974,971
		151,502,243
SOFTWARE - 13.0%
Adobe, Inc. (a)	11,702	2,844,522
Atlassian Corp. - Class A (a)	7,896	538,902
Autodesk, Inc. (a)	9,191	2,200,325
Cadence Design Systems, Inc. (a)	12,442	3,457,259
CoreWeave, Inc. - Class A (a)(b)	9,775	757,269
Crowdstrike Holdings, Inc. - Class A (a)	6,320	2,467,391
Fortinet, Inc. (a)	23,153	1,892,063
HubSpot, Inc. (a)	2,898	707,402
Intuit, Inc.	7,895	3,413,640
Microsoft Corp.	128,238	47,469,861
MongoDB, Inc. (a)	2,987	731,128
Oracle Corp.	43,252	6,362,802
Palo Alto Networks, Inc. (a)	21,776	3,491,128
Salesforce, Inc.	14,156	2,642,501
ServiceNow, Inc. (a)	35,157	3,675,664
Snowflake, Inc. (a)	8,540	1,288,003
Synopsys, Inc. (a)	6,452	2,558,089
Tyler Technologies, Inc. (a)	3,752	1,284,610
Workday, Inc. - Class A (a)	4,256	552,940
Zoom Communications, Inc. (a)	8,262	664,182

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SOFTWARE - 13.0% (Continued)
Zscaler, Inc. (a)	4,667	$654,733
		89,654,414
SPECIALTY FINANCE - 0.3%
American Express Co.	6,050	1,830,004

TECHNOLOGY HARDWARE - 14.0%
Apple, Inc.	328,685	83,416,966
Arista Networks, Inc. (a)	29,760	3,653,933
Ciena Corp. (a)	1,398	542,745
Cisco Systems, Inc.	6,183	479,739
Datadog, Inc. - Class A (a)	10,068	1,188,527
Lumentum Holdings, Inc. (a)(b)	779	547,450
NetApp, Inc.	5,800	593,862
Sandisk Corp. (a)	3,493	2,219,243
Seagate Technology Holdings plc	6,383	2,500,604
Western Digital Corp.	5,793	1,566,949
		96,710,018
TECHNOLOGY SERVICES - 4.2%
Accenture plc - Class A	9,379	1,859,762
Automatic Data Processing, Inc.	6,970	1,416,165
Broadridge Financial Solutions, Inc.	2,596	421,798
CoStar Group, Inc. (a)(b)	18,734	755,729
Fair Isaac Corp. (a)	920	982,137
Fiserv, Inc. (a)	8,462	472,180
Mastercard, Inc. - Class A	17,176	8,582,160
Moody's Corp.	3,375	1,472,344
MSCI, Inc.	1,797	968,601
S&P Global, Inc.	1,944	826,861
Visa, Inc. - Class A	37,988	11,481,493
		29,239,230
TRANSPORTATION & LOGISTICS - 0.3%
Old Dominion Freight Line, Inc.	5,900	1,152,860
Union Pacific Corp.	3,911	948,887
		2,101,747

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
WHOLESALE - DISCRETIONARY - 0.1% Copart, Inc. (a)	20,652	$685,646

TOTAL COMMON STOCKS (COST $252,154,096)		$680,971,597

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	$750,000	$725,444
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	450,000	442,866
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	1,270,000	1,239,107
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	450,000	432,298
Calvert Impact Capital, Inc. (d)	4.500%	06/14/30	760,000	720,896
Calvert Impact Capital, Inc. (d)	4.500%	12/13/30	950,000	901,660
Capital Impact Partners Investment (d)	4.500%	06/15/26	760,000	760,637
Capital Impact Partners Investment (d)	5.000%	12/15/26	500,000	501,227
TOTAL CORPORATE NOTES (COST $5,890,000)				$5,724,135

MONEY MARKET FUNDS - 0.6%	Shares	Fair Value
First American Government Obligations Fund - Class X, 3.58% (e) (COST $3,854,943)	3,854,943	$3,854,943

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.6%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (e)(f) (COST $11,059,339)	11,059,339	$11,059,339

TOTAL INVESTMENTS - (COST $272,958,378) - 101.6%		$701,610,014

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6%)		(11,130,607)

NET ASSETS - 100.0%		$690,479,407

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $10,948,358.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$750,000	$725,444	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	442,866	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,270,000	1,239,107	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	450,000	432,298	0.0	%(c)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	760,000	720,896	0.1%
Capital Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	950,000	901,660	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	760,000	760,637	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	501,227	0.1%
		$5,890,000	$5,724,135	0.8%

(e)	The rate shown is the 7-day effective yield as of March 31, 2026.
(f)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Fair Value
ADVERTISING & MARKETING - 0.5%
Compass, Inc. - Class A (a)	22,053	$161,207
Omnicom Group, Inc.	8,347	628,613
Trade Desk, Inc. (The) - Class A (a)	9,288	210,745
		1,000,565
AEROSPACE & DEFENSE - 0.3%
Beta Technologies, Inc. - Class A (a)	4,358	64,063
Hexcel Corp.	2,422	196,012
Loar Holdings, Inc. (a)	3,324	190,432
York Space Systems, Inc. (a)	7,461	165,410
		615,917
APPAREL & TEXTILE PRODUCTS - 1.1%
Kontoor Brands, Inc. (b)	4,037	283,761
Ralph Lauren Corp.	1,138	391,461
Steven Madden Ltd.	3,894	132,084
Tapestry, Inc.	5,992	845,531
Under Armour, Inc. - Class A (a)	20,748	122,621
VF Corp.	18,085	307,264
Wolverine World Wide, Inc.	7,440	121,421
		2,204,143
ASSET MANAGEMENT - 1.6%
Affiliated Managers Group, Inc.	879	243,219
Blue Owl Capital, Inc. (b)	31,634	288,818
Franklin Resources, Inc.	38,148	901,056
Hamilton Lane, Inc. - Class A	1,565	155,561
Invesco Ltd.	15,213	369,524
Janus Henderson Group plc	4,360	223,973
Opendoor Technologies, Inc. (a)	24,811	116,116
StepStone Group, Inc. - Class A	3,193	152,370
Stifel Financial Corp.	4,799	354,742
Virtus Investment Partners, Inc.	920	123,602
WisdomTree, Inc.	18,255	265,793
		3,194,774
AUTOMOTIVE - 1.2%
Aptiv plc (a)	6,798	472,053
BorgWarner, Inc.	7,141	387,471
Dana, Inc.	7,322	246,385
Dorman Products, Inc. (a)	2,127	221,974

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
AUTOMOTIVE - 1.2% (Continued)
Lear Corp.	1,460	$176,777
Modine Manufacturing Co. (a)	1,568	339,801
Phinia, Inc. (b)	3,280	224,483
Rivian Automotive, Inc. - Class A (a)	27,145	408,532
		2,477,476
BANKING - 4.9%
Ameris Bancorp	4,705	366,943
Associated Banc-Corp	4,207	108,793
Atlantic Union Bankshares Corp.	4,240	151,538
Axos Financial, Inc. (a)	3,442	292,880
BancFirst Corp.	2,490	270,165
Bank of Hawaii Corp.	1,872	138,996
Banner Corp. (b)	1,910	115,899
Beacon Financial Corp.	7,000	210,000
Cathay General Bancorp (b)	2,773	138,262
City Holding Co.	2,750	328,680
Columbia Banking System, Inc.	7,638	209,510
Cullen/Frost Bankers, Inc.	1,673	229,335
CVB Financial Corp.	6,528	126,578
East West Bancorp, Inc.	3,797	405,368
First BanCorp	15,211	324,907
First Citizens BancShares, Inc. - Class A	231	435,356
First Financial Bancorp	6,798	189,528
First Hawaiian, Inc.	5,621	138,501
First Horizon Corp.	14,190	322,964
Flagstar Bank N.A.	13,220	174,107
FNB Corp.	11,671	195,139
Fulton Financial Corp.	7,890	160,483
Glacier Bancorp, Inc.	2,522	112,658
Hancock Whitney Corp.	2,130	135,447
Independent Bank Corp. (b)	2,280	171,479
National Bank Holdings Corp. - Class A	3,270	128,053
OFG Bancorp	7,230	292,526
Old National Bancorp	8,517	188,226
Park National Corp.	1,936	316,439
Pinnacle Financial Partners, Inc.	4,191	361,013
Popular, Inc.	1,598	214,404
Prosperity Bancshares, Inc.	1,344	90,290

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
BANKING - 4.9% (Continued)
Provident Financial Services, Inc.	7,040	$148,966
ServisFirst Bancshares, Inc.	3,334	242,815
SouthState Bank Corp.	1,710	158,209
Texas Capital Bancshares, Inc. (a)	1,109	105,222
Triumph Financial, Inc. (a)	2,565	153,028
Trustmark Corp.	4,750	200,165
UMB Financial Corp.	2,320	261,673
United Bankshares, Inc.	3,920	162,366
United Community Banks, Inc.	6,642	209,157
Valley National Bancorp	14,113	173,308
Webster Financial Corp.	5,418	376,117
Western Alliance Bancorp	2,675	189,524
Wintrust Financial Corp.	1,799	249,953
Zions Bancorp N.A.	4,054	233,591
		9,908,561
BEVERAGES - 0.3%
Celsius Holdings, Inc. (a)(b)	6,273	222,566
Coca-Cola Consolidated, Inc.	1,513	290,103
Primo Brands Corp.	9,763	183,837
		696,506
BIOTECH & PHARMA - 5.6%
ACADIA Pharmaceuticals, Inc. (a)	3,543	78,867
Alkermes plc (a)	5,110	180,690
Amicus Therapeutics, Inc. (a)	10,169	147,044
Arcellx, Inc. (a)	1,888	216,780
Arrowhead Pharmaceuticals, Inc. (a)(b)	4,483	281,084
Axsome Therapeutics, Inc. (a)(b)	1,265	213,810
BioMarin Pharmaceutical, Inc. (a)	5,611	316,965
BridgeBio Pharma, Inc. (a)(b)	5,170	383,924
CG Oncology, Inc. (a)	3,744	253,394
Cogent Biosciences, Inc. (a)	4,040	155,500
Crinetics Pharmaceuticals, Inc. (a)	3,836	139,324
Cytokinetics, Inc. (a)	3,853	253,951
Denali Therapeutics, Inc. (a)	4,027	77,318
Elanco Animal Health, Inc. (a)	17,250	412,793
Exelixis, Inc. (a)	8,010	343,549
Guardant Health, Inc. (a)	4,080	376,870
Halozyme Therapeutics, Inc. (a)	4,391	283,790

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 5.6% (Continued)
ImmunityBio, Inc. (a)(b)	11,028	$84,585
Incyte Corp. (a)	6,840	643,781
Innoviva, Inc. (a)	9,029	210,376
Insmed, Inc. (a)	3,471	567,578
Ionis Pharmaceuticals, Inc. (a)	6,232	467,961
Jazz Pharmaceuticals plc (a)	1,966	371,672
Krystal Biotech, Inc. (a)(b)	800	206,656
Kymera Therapeutics, Inc. (a)	2,181	181,655
Ligand Pharmaceuticals, Inc. (a)	509	101,622
Madrigal Pharmaceuticals, Inc. (a)	540	282,674
Moderna, Inc. (a)	10,380	527,304
Neurocrine Biosciences, Inc. (a)	3,011	396,669
Praxis Precision Medicines, Inc. (a)	366	117,922
Prestige Consumer Healthcare, Inc. (a)	3,168	187,767
Protagonist Therapeutics, Inc. (a)(b)	1,735	182,869
PTC Therapeutics, Inc. (a)	2,441	166,305
Revolution Medicines, Inc. (a)	5,402	525,345
Rhythm Pharmaceuticals, Inc. (a)(b)	1,798	156,372
Roivant Sciences Ltd. (a)	13,680	378,936
Sarepta Therapeutics, Inc. (a)	5,830	126,861
Supernus Pharmaceuticals, Inc. (a)	3,820	197,456
TG Therapeutics, Inc. (a)	4,624	153,609
United Therapeutics Corp. (a)	1,380	818,312
Viking Therapeutics, Inc. (a)(b)	3,319	108,000
		11,277,940
CABLE & SATELLITE - 0.2%
Liberty Broadband Corp. - Series C (a)	5,057	254,367
Sirius XM Holdings, Inc.	5,535	127,748
		382,115
CHEMICALS - 3.0%
Albemarle Corp.	3,582	643,076
Balchem Corp.	3,617	613,009
Celanese Corp.	4,089	268,934
Dow, Inc.	20,725	863,196
DuPont de Nemours, Inc.	12,489	571,996
Ecovyst, Inc. (a)	12,185	156,699
Element Solutions, Inc. (b)	8,154	278,378
H.B. Fuller Co.	2,550	157,284

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
CHEMICALS - 3.0% (Continued)
Huntsman Corp.	17,964	$239,101
LyondellBasell Industries N.V. - Class A	6,964	561,020
Materion Corp.	1,843	266,590
Mosaic Co. (The)	10,011	255,281
NewMarket Corp.	238	152,546
Qnity Electronics, Inc.	3,213	370,716
Solstice Advanced Materials, Inc.	4,871	370,975
WD-40 Co.	954	194,559
		5,963,360
COMMERCIAL SUPPORT SERVICES - 1.8%
ABM Industries, Inc.	3,590	138,287
Brady Corp. - Class A	7,062	573,717
Brink's Co. (The)	1,558	161,456
Casella Waste Systems, Inc. - Class A (a)	2,953	234,291
CBIZ, Inc. (a)	7,686	206,369
Clean Harbors, Inc. (a)	1,585	454,467
CorVel Corp. (a)	6,700	366,155
First Advantage Corp. (a)(b)	12,591	148,070
FTI Consulting, Inc. (a)	560	98,991
Huron Consulting Group, Inc. (a)	980	124,940
Korn Ferry	5,842	367,754
ManpowerGroup, Inc.	9,068	267,143
UL Solutions, Inc. - Class A	2,401	205,790
UniFirst Corp.	1,280	322,035
		3,669,465
CONSTRUCTION MATERIALS - 0.7%
Advanced Drainage Systems, Inc.	2,130	292,087
Carlisle Cos., Inc.	1,161	387,333
Knife River Corp. (a)(b)	1,579	128,925
MDU Resources Group, Inc.	18,225	377,622
Simpson Manufacturing Co., Inc.	1,129	193,759
		1,379,726
CONSUMER SERVICES - 0.4%
Covista, Inc. (a)	2,385	274,871
Grand Canyon Education, Inc. (a)	840	142,825
Laureate Education, Inc. (a)	3,819	133,054
Strategic Education, Inc.	1,698	140,866

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
CONSUMER SERVICES - 0.4% (Continued)
Stride, Inc. (a)	2,408	$212,314
		903,930
CONTAINERS & PACKAGING - 1.2%
Ball Corp.	9,299	549,664
Crown Holdings, Inc.	4,210	422,052
Graphic Packaging Holding Co. (b)	20,439	203,164
Sealed Air Corp.	7,387	310,623
Silgan Holdings, Inc. (b)	4,574	177,471
Smurfit WestRock plc	12,168	484,895
Sonoco Products Co.	4,831	261,309
		2,409,178
DIVERSIFIED INDUSTRIALS - 0.5%
ITT, Inc.	2,730	520,147
Pentair plc	5,469	476,404
		996,551
E-COMMERCE DISCRETIONARY - 0.4%
Chewy, Inc. - Class A (a)	7,960	214,920
Etsy, Inc. (a)	3,893	194,572
Wayfair, Inc. - Class A (a)	5,090	382,819
		792,311
ELECTRIC UTILITIES - 2.6%
AES Corp. (The)	22,796	321,196
Avista Corp.	4,680	187,855
Clearway Energy, Inc. - Class C	3,554	139,637
Evergy, Inc.	8,550	700,416
IDACORP, Inc.	876	125,242
NorthWestern Energy Group, Inc.	7,369	485,912
NRG Energy, Inc.	6,199	905,922
Nuvalent, Inc. - Class A (a)(b)	1,536	157,363
OGE Energy Corp.	5,730	274,811
Oklo, Inc. (a)(b)	4,114	204,013
Ormat Technologies, Inc.	2,056	230,107
Pinnacle West Capital Corp.	5,911	595,533
Portland General Electric Co.	3,996	210,869
Talen Energy Corp. (a)	1,529	488,103
TXNM Energy, Inc.	4,340	253,716
		5,280,695

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 4.6%
AAON, Inc.	3,590	$297,073
Acuity, Inc.	790	221,374
Advanced Energy Industries, Inc.	2,355	759,982
Alarm.com Holdings, Inc. (a)	2,271	98,084
Allegion plc	1,852	269,077
APi Group Corp. (a)	12,619	511,322
Argan, Inc.	214	116,555
Atmus Filtration Technologies, Inc.	2,194	124,553
Badger Meter, Inc.	2,075	316,126
Belden, Inc.	1,091	125,280
Bloom Energy Corp. - Class A (a)	3,943	534,237
Cognex Corp.	5,408	264,938
Generac Holdings, Inc. (a)	1,704	332,842
Hayward Holdings, Inc. (a)	6,850	91,653
Hubbell, Inc.	707	346,953
Itron, Inc. (a)	2,170	194,497
Lennox International, Inc.	506	234,850
Littelfuse, Inc.	2,290	777,112
Nextpower, Inc. - Class A (a)	5,428	654,345
NuScale Power Corp. (a)(b)	9,974	108,118
nVent Electric plc	5,350	632,798
OSI Systems, Inc. (a)	1,451	385,255
Ralliant Corp.	4,037	167,899
Sensata Technologies Holding plc	5,211	183,531
SPX Technologies, Inc. (a)	4,302	860,142
Trimble, Inc. (a)	3,753	244,808
Vontier Corp.	3,816	135,354
Watts Water Technologies, Inc. - Class A	916	265,906
		9,254,664
ENGINEERING & CONSTRUCTION - 3.6%
AECOM	3,491	296,107
Arcosa, Inc.	5,337	566,469
Centuri Holdings, Inc. (a)	3,402	99,372
Comfort Systems USA, Inc.	668	921,165
Construction Partners, Inc. - Class A (a)	1,630	181,126
Dycom Industries, Inc. (a)	1,265	428,607
EMCOR Group, Inc.	1,240	915,504
Everus Construction Group, Inc. (a)	1,914	225,967

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
ENGINEERING & CONSTRUCTION - 3.6% (Continued)
Frontdoor, Inc. (a)	5,262	$278,149
Granite Construction, Inc. (b)	4,296	515,005
Installed Building Products, Inc.	1,411	374,127
Jacobs Solutions, Inc.	2,857	363,639
MasTec, Inc. (a)	2,190	704,611
Primoris Services Corp.	1,889	270,203
Sterling Infrastructure, Inc. (a)	1,160	472,433
Tetra Tech, Inc. (b)	8,060	242,767
TopBuild Corp. (a)(b)	930	326,709
		7,181,960
ENTERTAINMENT CONTENT - 0.4%
Lionsgate Studios Corp. (a)	12,193	116,931
Paramount Skydance Corp. - Class B	13,917	125,531
Sphere Entertainment Co. (a)	1,281	150,389
Versant Media Group, Inc. (a)	4,714	174,512
Warner Music Group Corp. - Class A	7,764	198,293
		765,656
FOOD - 1.1%
BellRing Brands, Inc. (a)	8,386	134,931
Cal-Maine Foods, Inc.	2,264	179,196
Darling Ingredients, Inc. (a)	5,015	310,178
Flowers Foods, Inc.	33,337	271,696
Hormel Foods Corp.	12,364	280,045
Ingredion, Inc.	1,943	218,898
J.M. Smucker Co. (The)	4,271	411,895
Post Holdings, Inc. (a)	2,100	207,606
Seaboard Corp.	20	113,080
		2,127,525
FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
Boise Cascade Co.	4,194	318,115
Louisiana-Pacific Corp.	2,036	148,119
		466,234
GAS & WATER UTILITIES - 1.4%
American States Water Co.	3,640	275,257
California Water Service Group	7,671	347,803
Essential Utilities, Inc.	16,832	677,824
NiSource, Inc.	8,098	377,853
Southwest Gas Holdings, Inc.	6,850	595,265

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
GAS & WATER UTILITIES - 1.4% (Continued)
UGI Corp.	13,957	$508,314
		2,782,316
HEALTH CARE FACILITIES & SERVICES - 2.1%
Acadia Healthcare Co., Inc. (a)	6,801	159,075
BrightSpring Health Services, Inc. (a)(b)	4,258	181,433
Brookdale Senior Living, Inc. (a)	7,498	102,573
Centene Corp. (a)	9,622	315,024
Charles River Laboratories International, Inc. (a)	1,916	330,510
Chemed Corp.	502	189,626
Concentra Group Holdings Parent, Inc.	15,555	333,655
DaVita, Inc. (a)(b)	1,258	193,342
Encompass Health Corp.	3,302	319,402
Ensign Group, Inc. (The) (b)	1,748	352,222
Henry Schein, Inc. (a)	3,820	281,534
Medpace Holdings, Inc. (a)	820	393,756
Molina Healthcare, Inc. (a)	2,095	279,264
Option Care Health, Inc. (a)	5,870	158,020
Pediatrix Medical Group, Inc. (a)	7,350	157,217
RadNet, Inc. (a)	3,960	221,324
Select Medical Holdings Corp.	12,896	210,076
Sotera Health Co. (a)	7,879	112,985
		4,291,038
HOME & OFFICE PRODUCTS - 0.4%
HNI Corp.	5,538	184,914
Newell Brands, Inc.	27,817	95,412
Somnigroup International, Inc.	5,890	435,389
		715,715
HOME CONSTRUCTION - 1.2%
Armstrong World Industries, Inc.	2,600	428,480
Cavco Industries, Inc. (a)	743	359,828
Champion Homes, Inc. (a)	1,320	98,168
Griffon Corp.	2,560	186,061
Interface, Inc.	6,988	174,141
M/I Homes, Inc. (a)	1,817	222,492
Meritage Homes Corp.	4,450	275,188
Toll Brothers, Inc.	2,290	312,516
TRI Pointe Homes, Inc. (a)	9,596	448,421
		2,505,295

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 0.4%
Clorox Co. (The)	4,240	$439,391
Quanex Building Products Corp. (b)	6,912	124,209
Spectrum Brands Holdings, Inc.	3,020	222,574
		786,174
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
AZZ, Inc.	1,430	178,936
Chart Industries, Inc. (a)	1,431	295,859
Enpro, Inc.	1,560	391,014
Mueller Industries, Inc.	3,309	366,637
Proto Labs, Inc. (a)	2,998	170,946
RBC Bearings, Inc. (a)	990	537,689
Timken Co. (The)	3,660	368,086
Valmont Industries, Inc.	473	188,997
		2,498,164
INDUSTRIAL SUPPORT SERVICES - 1.5%
Applied Industrial Technologies, Inc.	1,140	302,465
Core & Main, Inc. - Class A (a)	5,835	288,249
MSC Industrial Direct Co., Inc. - Class A	5,310	489,954
RB Global, Inc.	5,653	541,840
Resideo Technologies, Inc. (a)	6,763	227,981
SiteOne Landscape Supply, Inc. (a)	1,412	187,951
Vaxcyte, Inc. (a)	3,120	181,303
VSE Corp. (b)	712	131,293
Watsco, Inc.	574	208,815
WESCO International, Inc.	1,554	425,206
		2,985,057
INSTITUTIONAL FINANCIAL SERVICES - 1.0%
Evercore, Inc. - Class A (b)	1,302	388,660
Lazard, Inc.	3,959	168,178
Moelis & Co. - Class A	3,694	210,558
Piper Sandler Cos. (b)	7,436	569,226
PJT Partners, Inc. - Class A (b)	1,721	240,458
StoneX Group, Inc. (a)	1,787	144,081
Virtu Financial, Inc. - Class A	6,270	275,755
		1,996,916
INSURANCE - 3.2%
American Financial Group, Inc.	2,490	317,998
Assurant, Inc.	1,350	294,044

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
INSURANCE - 3.2% (Continued)
Assured Guaranty Ltd.	3,960	$322,661
Axis Capital Holdings Ltd.	1,521	154,245
Brighthouse Financial, Inc. (a)	1,761	105,449
Corebridge Financial, Inc.	13,243	315,978
Equitable Holdings, Inc.	5,665	210,228
Everest Group Ltd.	679	221,931
Genworth Financial, Inc. (a)	39,408	319,993
Globe Life, Inc.	2,835	394,547
Jackson Financial, Inc. - Class A	4,108	434,298
Kemper Corp.	4,811	147,024
Lemonade, Inc. (a)	1,874	117,462
Lincoln National Corp.	7,044	250,062
Mercury General Corp.	3,903	344,049
Old Republic International Corp.	5,221	208,318
Primerica, Inc.	950	237,956
Radian Group, Inc.	8,239	272,546
Reinsurance Group of America, Inc.	1,945	397,091
RenaissanceRe Holdings Ltd. (b)	1,171	348,056
RLI Corp.	2,527	144,140
SiriusPoint Ltd. (a)	10,490	225,955
Unum Group	4,937	360,549
Voya Financial, Inc.	3,198	218,487
White Mountains Insurance Group Ltd.	64	140,605
		6,503,672
INTERNET MEDIA & SERVICES - 0.9%
CarGurus, Inc. (a)	4,745	161,567
GoDaddy, Inc. - Class A (a)	3,140	259,584
Lyft, Inc. - Class A (a)(b)	14,538	193,355
Maplebear, Inc. (a)(b)	5,008	187,600
Match Group, Inc.	6,341	194,732
Pinterest, Inc. - Class A (a)	10,844	198,879
Roku Inc. (a)	4,219	399,202
Zillow Group, Inc. - Class A (a)	6,605	273,381
		1,868,300
LEISURE FACILITIES & SERVICES - 2.1%
Brinker International, Inc. (a)	2,179	311,096
CAVA Group, Inc. (a)(b)	3,117	252,165
Cheesecake Factory, Inc. (The)	4,578	250,645

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
LEISURE FACILITIES & SERVICES - 2.1% (Continued)
Choice Hotels International, Inc. (b)	1,237	$128,030
Cinemark Holdings, Inc.	6,254	178,364
Domino's Pizza, Inc.	454	162,891
Dutch Bros, Inc. - Class A (a)(b)	4,395	222,651
Hyatt Hotels Corp. - Class A	1,435	206,339
Life Time Group Holdings, Inc. (a)	4,102	110,508
Madison Square Garden Sports Corp. (a)	938	301,473
Marriott Vacations Worldwide Corp.	1,336	87,000
Norwegian Cruise Line Holdings Ltd. (a)	14,731	275,470
Planet Fitness, Inc. - Class A (a)	1,618	120,347
Rocket Lab Corp. (a)	8,987	577,145
Shake Shack, Inc. - Class A (a)	3,069	271,514
Texas Roadhouse, Inc.	1,850	305,509
Travel + Leisure Co.	1,670	115,547
Wendy's Co. (The) (b)	19,463	135,268
Wyndham Hotels & Resorts, Inc.	3,458	280,893
		4,292,855
LEISURE PRODUCTS - 0.9%
Acushnet Holdings Corp.	3,196	298,762
Brunswick Corp.	3,232	235,160
Callaway Golf Co. (a)	7,795	108,195
Hasbro, Inc.	5,432	508,435
LCI Industries	1,669	205,254
Mattel, Inc. (a)	13,656	198,422
Peloton Interactive, Inc. - Class A (a)	19,905	85,392
YETI Holdings, Inc. (a)	2,850	104,281
		1,743,901
MACHINERY - 3.8%
AGCO Corp.	2,433	281,912
Crane Co.	1,594	272,574
CSW Industrials, Inc.	626	163,123
Donaldson Co., Inc.	4,192	355,775
Enerpac Tool Group Corp.	8,150	297,231
ESCO Technologies, Inc.	2,052	577,371
Federal Signal Corp.	4,740	512,584
Flowserve Corp.	4,587	337,190
Franklin Electric Co., Inc.	6,300	580,671
Gates Industrial Corp. plc (a)	11,576	261,733

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
MACHINERY - 3.8% (Continued)
Graco, Inc.	4,275	$361,879
IDEX Corp.	2,674	506,857
JBT Marel Corp.	3,075	393,200
Kadant, Inc.	471	137,697
Kennametal, Inc.	3,943	142,461
Lincoln Electric Holdings, Inc.	1,966	489,691
Lindsay Corp.	840	100,019
Middleby Corp. (The) (a)	1,490	197,544
MSA Safety, Inc.	1,259	206,413
Nordson Corp.	2,090	556,065
Stanley Black & Decker, Inc.	2,640	187,598
Tennant Co. (b)	1,705	113,212
Terex Corp.	3,663	216,483
Toro Co. (The)	2,924	273,219
Zurn Elkay Water Solutions Corp.	4,762	213,528
		7,736,030
MEDICAL EQUIPMENT & DEVICES - 3.6%
Align Technology, Inc. (a)	1,950	334,288
Bio-Rad Laboratories, Inc. - Class A (a)	384	107,040
Bio-Techne Corp.	2,219	115,965
Cooper Cos., Inc. (The) (a)	6,454	461,461
DENTSPLY SIRONA, Inc.	18,382	213,231
Enovis Corp. (a)	5,767	131,199
Envista Holdings Corp. (a)	8,663	219,780
Glaukos Corp. (a)	3,039	327,179
Globus Medical, Inc. - Class A (a)	3,644	313,967
Haemonetics Corp. (a)	1,730	97,503
Hologic, Inc. (a)	9,530	720,373
ICU Medical, Inc. (a)	907	117,139
Illumina, Inc. (a)	4,504	555,163
Insulet Corp. (a)	1,278	268,176
Integer Holdings Corp. (a)(b)	2,180	191,840
iRhythm Technologies, Inc. (a)	2,590	305,672
Lantheus Holdings, Inc. (a)	2,141	162,395
Masimo Corp. (a)	1,773	315,363
Merit Medical Systems, Inc. (a)	5,690	392,212
Natera, Inc. (a)	3,800	759,962
Penumbra, Inc. (a)(b)	1,280	420,314

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 3.6% (Continued)
PROCEPT BioRobotics Corp. (a)	4,431	$110,819
Repligen Corp. (a)	1,273	149,985
Revvity, Inc.	1,720	150,689
Solventum Corp. (a)	4,456	290,977
Tandem Diabetes Care, Inc. (a)	7,138	136,835
		7,369,527
METALS & MINING - 1.3%
Alcoa Corp.	8,090	536,610
Century Aluminum Co. (a)	3,551	208,408
Coeur Mining, Inc. (a)(b)	21,730	407,872
Hecla Mining Co.	14,575	271,532
MP Materials Corp. (a)	5,737	276,868
Royal Gold, Inc.	2,411	613,575
Rubrik, Inc. - Class A (a)	4,919	240,884
		2,555,749
OIL & GAS PRODUCERS - 2.3%
Antero Midstream Corp.	16,376	373,373
APA Corp.	18,269	775,336
California Resources Corp.	4,487	310,590
CNX Resources Corp. (a)	4,216	162,527
EQT Corp.	11,347	722,123
Kinetik Holdings, Inc.	6,761	327,300
Murphy Oil Corp.	7,821	322,616
Northern Oil and Gas, Inc. (b)	6,725	196,572
Ovintiv, Inc.	10,792	640,613
SM Energy Co.	9,665	301,355
Viper Energy, Inc. - Class A	9,286	436,349
		4,568,754
OIL & GAS SERVICES & EQUIPMENT - 0.6%
TechnipFMC plc	14,009	968,442
Weatherford International plc	3,408	322,329
		1,290,771
PUBLISHING & BROADCASTING - 0.8%
John Wiley & Sons, Inc. - Class A (b)	2,851	108,623
Liberty Media Corp. - Liberty Formula One - Series C (a)	6,235	530,100
New York Times Co. (The) - Class A	5,269	441,173
Nexstar Media Group, Inc.	838	151,535

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
PUBLISHING & BROADCASTING - 0.8% (Continued)
TKO Group Holdings, Inc.	1,818	$366,600
		1,598,031
REAL ESTATE OWNERS & DEVELOPERS - 0.1%
McGrath RentCorp	2,414	266,216

REAL ESTATE SERVICES - 0.4%
AGNC Investment Corp.	39,508	396,265
Jones Lang LaSalle, Inc. (a)	1,492	454,046
		850,311
REITS - 6.1%
Acadia Realty Trust	8,150	155,828
Agree Realty Corp.	2,799	210,989
American Healthcare REIT, Inc.	5,692	268,435
American Homes 4 Rent - Class A (b)	16,096	449,400
Brixmor Property Group, Inc.	11,669	336,067
Broadstone Net Lease, Inc.	9,933	181,476
BXP, Inc.	6,555	340,204
Camden Property Trust	3,430	334,974
CareTrust REIT, Inc.	11,472	420,449
DiamondRock Hospitality Co.	14,240	133,429
EastGroup Properties, Inc.	1,531	283,373
EPR Properties	3,010	150,380
Equity LifeStyle Properties, Inc.	4,900	305,858
Essential Properties Realty Trust, Inc. (b)	7,790	236,504
Essex Property Trust, Inc.	1,057	255,794
Federal Realty Investment Trust	2,749	291,971
First Industrial Realty Trust, Inc.	4,250	245,862
HA Sustainable Infrastructure Capital, Inc. (b)	3,918	143,987
Healthpeak Properties, Inc.	22,590	371,154
Host Hotels & Resorts, Inc.	22,009	421,692
Independence Realty Trust, Inc.	12,613	187,808
Invitation Homes, Inc.	15,518	385,622
Kilroy Realty Corp.	6,135	173,068
Kimco Realty Corp.	19,961	448,524
Kite Realty Group Trust	5,788	142,095
Lamar Advertising Co. - Class A	2,846	360,474
Macerich Co. (The)	11,680	220,752
Medical Properties Trust, Inc.	18,810	87,090

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
REITS - 6.1% (Continued)
Mid-America Apartment Communities, Inc.	2,257	$275,625
NNN REIT, Inc.	5,050	212,252
Omega Healthcare Investors, Inc.	8,620	377,728
OUTFRONT Media Inc.	6,378	169,017
Park Hotels & Resorts, Inc. (b)	10,556	111,155
Phillips Edison & Co., Inc.	3,643	136,321
Regency Centers Corp.	5,103	386,093
Rexford Industrial Realty, Inc.	7,530	246,457
Ryman Hospitality Properties, Inc.	1,173	108,233
Sabra Health Care REIT, Inc.	6,980	134,225
SL Green Realty Corp.	5,952	219,867
Sun Communities, Inc.	3,837	483,309
Tanger, Inc.	10,710	363,926
Terreno Realty Corp.	2,943	180,759
Texas Pacific Land Corp.	854	405,274
Urban Edge Properties	9,260	185,015
W.P. Carey, Inc.	6,500	441,740
Weyerhaeuser Co.	15,124	369,479
		12,349,734
RENEWABLE ENERGY - 0.6%
EnerSys	1,054	183,101
Enphase Energy, Inc. (a)	2,640	99,819
First Solar, Inc. (a)	1,970	388,602
Plug Power, Inc. (a)(b)	53,978	121,990
Solv Energy, Inc. - Class A (a)	15,796	474,354
		1,267,866
RETAIL - CONSUMER STAPLES - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)(b)	3,468	341,320
Casey's General Stores, Inc.	998	726,404
Five Below, Inc. (a)	2,072	473,411
Hims & Hers Health, Inc. (a)(b)	7,324	152,046
Murphy USA, Inc.	1,125	555,716
Ollie's Bargain Outlet Holdings, Inc. (a)	1,271	116,983
PriceSmart, Inc. (b)	1,550	233,275
Sprouts Farmers Market, Inc. (a)	1,820	140,377
		2,739,532
RETAIL - DISCRETIONARY - 2.9%
Abercrombie & Fitch Co. - Class A (a)	1,384	126,456

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 2.9% (Continued)
Academy Sports & Outdoors, Inc.	1,753	$98,957
Advance Auto Parts, Inc. (b)	4,870	256,892
American Eagle Outfitters, Inc.	8,722	145,657
Asbury Automotive Group, Inc. (a)	1,419	277,287
AutoNation, Inc. (a)	935	182,568
Best Buy Co., Inc. (b)	6,190	397,398
Boot Barn Holdings, Inc. (a)	1,758	257,301
Buckle, Inc. (The)	5,380	270,937
Burlington Stores, Inc. (a)	853	277,549
CarMax, Inc. (a)	5,685	236,382
Dick's Sporting Goods, Inc. (b)	1,719	340,860
Floor & Decor Holdings, Inc. - Class A (a)	3,581	181,915
Freshpet, Inc. (a)	2,410	142,094
GameStop Corp. - Class A (a)(b)	10,988	253,163
Gap, Inc. (The)	6,511	157,566
Genuine Parts Co.	1,995	210,971
Group 1 Automotive, Inc.	1,120	370,306
La-Z-Boy, Inc.	3,300	106,062
Macy's, Inc.	8,663	156,714
Signet Jewelers Ltd. (b)	1,576	133,393
Urban Outfitters, Inc. (a)	5,413	342,914
Valvoline, Inc. (a)	4,394	147,990
Victoria's Secret & Co. (a)	4,850	224,846
Williams-Sonoma, Inc.	3,300	601,689
		5,897,867
SEMICONDUCTORS - 2.6%
Allegro MicroSystems, Inc. (a)(b)	6,590	207,783
Amkor Technology, Inc.	3,208	144,456
Astera Labs, Inc. (a)	4,183	458,457
Axcelis Technologies, Inc. (a)	2,766	257,459
Diodes, Inc. (a)	3,199	218,364
Entegris, Inc.	4,198	492,174
FormFactor, Inc. (a)	3,694	358,281
Lattice Semiconductor Corp. (a)	3,703	343,490
MACOM Technology Solutions Holdings, Inc. (a)(b)	2,006	445,472
MKS, Inc. (b)	2,100	482,601
Onto Innovation, Inc. (a)	1,667	341,852
Qorvo, Inc. (a)	3,115	241,101

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 2.6% (Continued)
Rambus, Inc. (a)(b)	3,003	$258,348
Semtech Corp. (a)	3,740	287,569
Silicon Laboratories, Inc. (a)	983	204,611
SiTime Corp. (a)	822	283,878
Veeco Instruments, Inc. (a)(b)	5,663	191,749
Vishay Intertechnology, Inc.	7,545	135,810
		5,353,455
SOFTWARE - 5.1%
ACI Worldwide, Inc. (a)	4,180	171,422
Adeia, Inc.	6,147	147,712
Affirm Holdings, Inc. (a)	7,910	362,436
Akamai Technologies, Inc. (a)	4,955	569,082
Alignment Healthcare, Inc. (a)	6,076	107,059
Box, Inc. - Class A (a)	4,810	113,708
Calix, Inc. (a)(b)	3,303	161,814
Circle Internet Group, Inc. (a)	3,563	339,946
Clear Secure, Inc. - Class A	2,690	130,223
Clearwater Analytics Holdings, Inc. - Class A (a)	11,403	269,681
Commvault Systems, Inc. (a)	2,794	217,625
Concentrix Corp. (b)	3,310	90,562
DigitalOcean Holdings, Inc. (a)(b)	2,455	210,590
DocuSign, Inc. (a)	3,640	172,572
D-Wave Quantum, Inc. (a)(b)	7,345	105,988
Dynatrace, Inc. (a)	9,704	358,854
Fastly, Inc. - Class A (a)	4,436	128,910
Figma, Inc. - Class A (a)	8,356	176,646
Freshworks, Inc. - Class A (a)	19,676	157,998
Gen Digital, Inc.	18,820	354,381
Guidewire Software, Inc. (a)	1,180	176,481
HubSpot, Inc. (a)	1,437	350,772
Intapp, Inc. (a)	4,006	102,914
IonQ, Inc. (a)(b)	10,061	290,059
Klaviyo, Inc. - Class A (a)	6,920	134,663
nCino, Inc. (a)	7,063	105,804
Nutanix, Inc. - Class A (a)	8,685	330,117
OKTA, Inc. (a)	5,102	401,578
OneStream, Inc. (a)	9,516	228,384
Pegasystems, Inc.	3,798	161,643

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
SOFTWARE - 5.1% (Continued)
Planet Labs PBC (a)	8,143	$227,597
Privia Health Group, Inc. (a)	5,538	113,917
Procore Technologies, Inc. (a)	5,313	302,841
Progress Software Corp. (a)	3,880	99,522
PTC, Inc. (a)	2,824	402,392
Qualys, Inc. (a)	1,389	122,024
RingCentral, Inc. - Class A	3,751	139,500
Samsara, Inc. - Class A (a)	5,550	175,879
ServiceTitan, Inc. - Class A (a)(b)	2,308	146,466
SPS Commerce, Inc. (a)	3,377	187,997
Tempus AI, Inc. - Class A (a)(b)	2,348	106,176
Twilio, Inc. - Class A (a)	4,512	567,700
Tyler Technologies, Inc. (a)	1,333	456,392
UiPath, Inc. - Class A (a)(b)	18,555	205,960
Unity Software, Inc. (a)	13,488	295,927
Zeta Global Holdings Corp. - Class A (a)	7,637	121,581
		10,301,495
SPECIALTY FINANCE - 2.5%
Air Lease Corp.	3,330	216,250
Ally Financial, Inc.	8,477	332,553
Annaly Capital Management, Inc.	22,655	479,153
ARMOUR Residential REIT, Inc.	10,482	174,840
BitMine Immersion Technologies, Inc.	6,986	138,183
Bread Financial Holdings, Inc.	2,710	202,952
Encore Capital Group, Inc. (a)	3,150	220,878
Essent Group Ltd.	2,482	145,048
Fidelity National Financial, Inc.	7,088	328,742
FTAI Aviation Ltd.	3,505	858,725
GATX Corp.	1,024	174,838
MGIC Investment Corp.	5,493	144,191
OneMain Holdings, Inc.	3,730	199,518
QXO, Inc. (a)	18,653	362,241
SLM Corp. (b)	7,698	164,814
SoFi Technologies, Inc. (a)	38,931	618,224
Starwood Property Trust, Inc.	8,554	147,300
Walker & Dunlop, Inc.	2,200	97,636
		5,006,086

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
STEEL - 1.2%
ATI, Inc. (a)	4,865	$707,663
Carpenter Technology Corp.	1,855	731,148
Commercial Metals Co.	3,147	193,320
Reliance, Inc.	1,511	459,223
Steel Dynamics, Inc.	1,983	356,940
		2,448,294
TECHNOLOGY HARDWARE - 4.2%
Aurora Innovation, Inc. (a)(b)	33,419	137,686
Benchmark Electronics, Inc.	3,940	220,877
Ciena Corp. (a)	2,261	877,788
Credo Technology Group Holding Ltd. (a)	5,837	547,919
Everpure, Inc. - Class A (a)	9,384	554,032
Extreme Networks, Inc. (a)	6,621	99,845
F5, Inc. (a)	1,813	524,555
Fabrinet (a)	1,033	538,730
Flex Ltd. (a)	9,522	623,310
InterDigital, Inc. (b)	1,402	423,404
Jabil, Inc.	2,627	697,810
JFrog Ltd. (a)	4,430	207,900
Knowles Corp. (a)	9,450	242,676
Lumentum Holdings, Inc. (a)(b)	1,091	766,711
Pitney Bowes, Inc.	13,600	150,280
Plexus Corp. (a)	1,982	401,434
Rigetti Computing, Inc. (a)(b)	9,684	135,963
Sanmina Corp. (a)	3,583	464,500
TD SYNNEX Corp.	2,289	386,177
ViaSat, Inc. (a)	3,182	145,736
Viavi Solutions, Inc. (a)	7,046	234,491
Vicor Corp. (a)	569	91,609
		8,473,433
TECHNOLOGY SERVICES - 2.3%
ASGN, Inc. (a)	4,016	155,459
Chime Financial, Inc. - Class A (a)	8,858	165,910
CSG Systems International, Inc.	3,400	271,796
EPAM Systems, Inc. (a)(b)	1,674	226,660
ExlService Holdings, Inc. (a)	5,772	175,757
FactSet Research Systems, Inc.	2,139	464,142
Gartner, Inc. (a)	2,862	453,169

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 2.3% (Continued)
Genpact Ltd.	6,989	$260,340
HealthEquity, Inc. (a)	2,811	234,915
Insight Enterprises, Inc. (a)	2,670	178,917
Jack Henry & Associates, Inc.	2,488	393,204
LiveRamp Holdings, Inc. (a)	3,836	101,731
MarketAxess Holdings, Inc.	1,067	176,034
Morningstar, Inc.	1,903	321,702
Toast, Inc. - Class A (a)	12,360	327,664
TransUnion	5,781	399,987
Western Union Co. (The)	12,550	109,561
WEX, Inc. (a)	1,097	167,885
		4,584,833
TELECOMMUNICATIONS - 0.9%
Applied Digital Corp. (a)(b)	6,912	164,091
AST SpaceMobile, Inc. (a)(b)	7,417	614,647
DigitalBridge Group, Inc.	6,776	104,486
EchoStar Corp. - Class A (a)	3,775	441,939
Lumen Technologies, Inc. (a)	33,428	232,324
Telephone and Data Systems, Inc.	4,416	185,914
		1,743,401
TRANSPORTATION & LOGISTICS - 2.2%
Alaska Air Group, Inc. (a)	4,379	161,060
American Airlines Group, Inc. (a)	26,466	284,245
ArcBest Corp.	2,845	279,834
C.H. Robinson Worldwide, Inc.	3,573	593,368
GXO Logistics, Inc. (a)	4,540	235,399
Hub Group, Inc. - Class A	6,960	250,838
J.B. Hunt Transport Services, Inc.	2,159	457,492
JetBlue Airways Corp. (a)	22,448	99,220
Kirby Corp. (a)	1,388	184,438
Knight-Swift Transportation Holdings, Inc.	4,899	282,085
Matson, Inc.	2,746	450,179
Ryder System, Inc.	1,323	270,831
Saia, Inc. (a)	330	115,922
SkyWest, Inc. (a)	2,138	196,333
XPO, Inc. (a)(b)	3,265	635,206
		4,496,450

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
TRANSPORTATION EQUIPMENT - 0.2%
Greenbrier Cos., Inc. (The)	2,140	$112,671
Trinity Industries, Inc.	6,334	203,828
		316,499
WHOLESALE - CONSUMER STAPLES - 1.0%
Andersons, Inc. (The)	4,953	355,526
Bunge Global S.A.	6,257	795,890
United Natural Foods, Inc. (a)	3,759	169,381
US Foods Holding Corp. (a)	7,032	648,421
		1,969,218
WHOLESALE - DISCRETIONARY - 0.4%
Aramark	7,620	308,915
G-III Apparel Group Ltd.	4,123	114,207
LKQ Corp.	7,269	213,490
OPENLANE, Inc. (a)	8,420	245,443
		882,055
TOTAL COMMON STOCKS (COST $153,855,548)		$199,984,262

RIGHTS - 0.0% (c)	Shares	Fair Value
ASSET MANAGEMENT - 0.0% (c)
Sycamore Partners, LLC (a)(d)(e)	44,730	$23,707

BIOTECH & PHARMA - 0.0% (c)
Blueprint Medicines Corp. (a)(d)(e)	2,090	962

MEDICAL EQUIPMENT & DEVICES - 0.0% (c)
OmniAb, Inc. (a)(d)(e)	2,092	440

TOTAL RIGHTS (COST $0)		$25,109

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

CORPORATE NOTES - 0.7%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.7%
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	$180,000	$174,106
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	220,000	216,512
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	200,000	195,135
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	170,000	163,313
Calvert Impact Capital, Inc. (d)	4.500%	06/14/30	110,000	104,340
Calvert Impact Capital, Inc. (d)	4.500%	12/13/30	320,000	303,717
Capital Impact Partners Investment (d)	4.500%	06/15/26	110,000	110,092
Capital Impact Partners Investment (d)	5.000%	12/15/26	200,000	200,491
TOTAL CORPORATE NOTES (COST $1,510,000)				$1,467,706

MONEY MARKET FUNDS - 0.2%	Shares	Fair Value
First American Government Obligations Fund - Class X, 3.58% (f) (COST $391,485)	391,485	$391,485

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 7.2%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (f)(g) (COST $14,611,877)	14,611,877	$14,611,877

TOTAL INVESTMENTS - (COST $170,368,910) - 107.1%		$216,480,439

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1%)		(14,468,984)

NET ASSETS - 100.0%		$202,011,455

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $14,954,611.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Blueprint Medicines Corp.	07/21/25	$–	$962	0.0	%(c)
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	180,000	174,106	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	220,000	216,512	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	200,000	195,135	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	170,000	163,313	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	110,000	104,340	0.0	%(c)
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	320,000	303,717	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	110,000	110,092	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	200,000	200,491	0.1%
OmniAb, Inc.	11/02/22	–	440	0.0	%(c)
Sycamore Partners, LLC	08/28/25	–	23,707	0.0	%(c)
		$1,510,000	$1,492,815	0.7%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $25,109 as of March 31, 2026, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2026.
(g)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

March 31, 2026 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 74.6%
Praxis Impact Bond Fund - Class I	1,884,181	$17,824,353

EQUITY FUND - 25.4%
Praxis Growth Index Fund - Class I	37,760	1,895,171
Praxis International Index Fund - Class I	112,587	1,830,670
Praxis Small Cap Index Fund - Class I	40,519	483,397
Praxis Value Index Fund - Class I	93,188	1,861,887
		6,071,125

TOTAL AFFILIATED MUTUAL FUNDS (COST $20,721,017)		$23,895,478

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 3.58% (b) (COST $6,088)	6,088	$6,088

TOTAL INVESTMENTS - (COST $20,727,105) - 100.0%		$23,901,566

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (a)		1,621

NET ASSETS - 100.0%		$23,903,187

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

March 31, 2026 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 39.5%
Praxis Impact Bond Fund - Class I	4,227,841	$39,995,372

EQUITY FUND - 60.5%
Praxis Growth Index Fund - Class I	328,064	16,465,524
Praxis International Index Fund - Class I	1,135,511	18,463,414
Praxis Small Cap Index Fund - Class I	853,027	10,176,611
Praxis Value Index Fund - Class I	809,374	16,171,289
		61,276,838

TOTAL INVESTMENTS - (COST $69,698,373) - 100.0%		$101,272,210

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(28,349)

NET ASSETS - 100.0%		$101,243,861

(a)	Percentage rounds to less than 0.1%.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

March 31, 2026 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 19.7%
Praxis Impact Bond Fund - Class I	2,575,590	$24,365,079

EQUITY FUND - 80.3%
Praxis Growth Index Fund - Class I	512,050	25,699,785
Praxis International Index Fund - Class I	1,845,008	29,999,835
Praxis Small Cap Index Fund - Class I	1,558,792	18,596,384
Praxis Value Index Fund - Class I	1,263,243	25,239,589
		99,535,593

TOTAL INVESTMENTS - (COST $77,366,202) - 100.0%		$123,900,672

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(34,846)

NET ASSETS - 100.0%		$123,865,826

(a)	Percentage rounds to less than 0.1%.